UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of America

[photo of a highway over a body of water]

Semi-annual report for the six months ended June 30, 2010

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	8.70%	2.38%	4.83%

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details.

Results for other share classes can be found on page 5.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies, such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a suspension bridge at night with lights on]

Fellow shareholders:

The Bond Fund of America produced a total return of 5.3% for the first half of 2010, aided by ongoing demand for fixed-income securities and a rally in Treasuries during the second quarter.

The fund’s results were comparable to its main benchmarks. For the same time period, the unmanaged Barclays Capital U.S. Aggregate Index recorded a total return of 5.3%, while the Lipper Corporate Debt A-Rated Bond Funds Average (a peer-group measure) gained 5.4%.

A significant portion of the fund’s total return comes from dividends reinvested. For the six-month period, the fund paid monthly dividends totaling approximately 23 cents a share. This amounts to an income return of 2.0% (4.0% if annualized) for our shareholders. Solid gains in the fund’s share price also contributed to favorable results.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2010, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since
				5/28/74)
The Bond Fund of America
(Class A shares)	12.97%	3.17%	5.23%	8.49%
Barclays Capital U.S. Aggregate
Index1	9.50	5.54	6.47	8.47
Lipper Corporate Debt A-Rated
Bond Funds Average2	13.45	4.29	5.73	8.40

1 The unmanaged Barclays Capital U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used.
2 Source: Lipper. Lipper averages do not include the effect of sales charges.
[End Sidebar]

Bond market overview

For the first half of 2010, nearly every sector of the bond market recorded positive results. Leadership rotated, with lower rated and riskier sectors posting a strong first quarter, followed by a flight to quality during the final three months as troubles in Europe took center stage.

Corporate bonds, which account for about 28% of portfolio holdings, produced some of the steadiest gains. For much of the period, corporate spreads (the differential between yields on corporate debt and yields of comparable maturity Treasury debt) narrowed, as investors reached for higher yields. This demand was supported by the relatively strong balance sheets of investment-grade companies and prospects for continued earnings growth, despite the sluggishness of the economy. Late in the period, spreads widened as Treasuries rallied in reaction to Europe’s troubles. Overall, industrial and utility issuers generally paced the gains within the corporate sector, while financial companies tended to lag behind.

U.S. government debt, mainly Treasuries, constitutes a large portion of fund holdings as well. A static start to the year gave way to a strong finish for Treasuries when the financial crisis in Greece (and a handful of other European countries) soured investors’ hopes for a strong global economic recovery and spurred a government bond rally. To illustrate: 10-year U.S. Treasuries, which serve as a market bellwether for many investors, began the year yielding about 3.8%, but drifted up to 4.0% in early April. (Remember: As a bond’s yield rises, its price declines, and vice versa.) Shortly thereafter, Europe’s troubles erupted, and the 10-year rallied to end the period at just below 3.0%. As a result of the flight to quality, Treasuries posted some of the best returns of the first half, with longer maturity bonds providing the biggest gains.

Government mortgage-backed obligations, which also have a large presence in the fund’s portfolio, posted solid gains as well for the six months, though they trailed Treasuries and corporates. Somewhat surprisingly, most of these gains occurred during the second quarter after the Federal Reserve formally ended its massive buyback program for these securities.

Structured bonds, such as commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS), have a much smaller presence in the portfolio. CMBS returns topped most sectors for the six months; however, the bulk of the gains came early in the year. ABS results were positive, but returns within the sector were mixed, with credit card receivables the bright spot.

Inside the portfolio

Changes made to the fund’s mix of securities over the past six months have resulted in a more balanced blend of government securities, corporate bonds and mortgages. Portfolio counselors have sought this broader balance in order to better protect shareholder principal and to provide greater flexibility when responding to shifting currents within the bond market.

Given the steady narrowing of corporate spreads and the corresponding price appreciation that we have seen over the past year, portfolio counselors decided to further reduce exposure to this sector during the first half of the year. As a result, the fund’s weighting in corporates declined to 27.7% at the end of the period from 34.5% at the start.

In response to lingering uncertainties in the market about the economy, portfolio counselors raised the fund’s weighting in both U.S. Treasuries and federal agency direct obligations. As a result, the fund’s combined exposure to U.S. government and government agencies rose to 30.7% from 28.9%.

Within the broader mortgage sector, portfolio counselors increased holdings of federal agency mortgage-backed obligations, even as they lowered exposure to privately originated mortgage-backed securities. This resulted in a net increase in the mortgage sector, from 23.8% of portfolio assets to 27.7%.

Changes to other classes of holdings were relatively minor. A summary of the fund’s portfolio can be found beginning on page 6.

Looking ahead

Adjustments to the portfolio have been made both in response to market changes and in anticipation of probable developments. While the economy continues to show signs of recovery, there are still many weaknesses that could inhibit growth potential over the near term. These include stubbornly high levels of unemployment, tighter credit conditions, a sluggish housing market and rising government debt levels. Additionally, troubles in Europe are a reminder of how interconnected markets are today; adverse developments overseas clearly have the potential to impact growth at home.

With these concerns in mind, portfolio counselors have sought to position the portfolio for the unexpected. They regard the fund’s current mix of securities as affording flexibility in the face of uncertainties. This is not to say that our outlook is grim. On the contrary, we expect the recovery to continue, but progress may be slow and bumpy. We aim to be prepared for the bumps. We also strive to take advantage of opportunities, whether they emerge from unsettled markets or a strengthening economy.

We thank you for this opportunity to discuss the fund’s results and our investment approach. We look forward to reporting to you again at the end of this year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

August 6, 2010

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of July 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 2.94%. The fund’s distribution rate for Class A shares as of that date was 3.61%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	7.13%	2.08%	4.60%
Not reflecting CDSC	12.13	2.41	4.60

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	11.07	2.36	3.95
Not reflecting CDSC	12.07	2.36	3.95

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	12.96	3.18	4.76

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged by
sponsoring firm	13.24	—	4.99

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	8.65	2.33	4.29
Not reflecting maximum sales charge	12.91	3.12	4.77

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	7.01	1.96	3.93
Not reflecting CDSC	12.01	2.29	3.93

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	11.02	2.30	3.93
Not reflecting CDSC	12.02	2.30	3.93

Class 529-E shares3,4 — first sold 3/7/02	12.58	2.82	4.48

Class 529-F-1 shares3,4 — first sold 9/26/02
Not reflecting annual asset-based fee charged by
sponsoring firm	13.15	3.33	5.18

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security (percent of net assets)
Bonds & notes of U.S. government & government agencies	30.66
Mortgage-backed obligations	27.73
Corporate bonds & notes	27.68
Bonds & notes of governments & government agencies outside the U.S.	6.41
Asset-backed obligations	1.97
Other securities	1.21
Short-term securities & other assets less liabilities	4.34
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	31.3%
Federal agencies	21.5
AAA/Aaa	7.6
AA/Aa	4.3
A	10.9
BBB/Baa	14.0
BB/Ba	1.9
B	2.2
CCC/Caa or less	1.6
Unrated	0.4
Short-term securities & other assets less liabilities	4.3

* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor's, Moody's and/or Fitch, as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in unrated above), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.73%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies- 30.66%
U.S. Treasury:
1.125% 2011	$262,675	$265,215
4.625% 2011	133,500	141,844
1.125% 2013	113,955	114,413
3.375% 2013	137,200	147,051
4.25% 2013	705,808	775,754
1.875% 2014	135,375	137,982
2.625% 2014	294,850	308,142
1.625% 2015 (1)	127,582	134,903
2.50% 2015	244,000	252,691
4.00% 2015	262,775	290,069
4.125% 2015	108,495	120,569
4.25% 2015	154,000	172,246
11.25% 2015	101,520	144,959
2.375% 2016	150,000	152,238
2.625% 2016	389,250	400,032
3.00% 2016	126,615	132,160
3.25% 2016	213,100	224,663
4.50% 2017	202,250	230,130
4.625% 2017	165,050	188,589
8.875% 2017	105,600	150,447
3.50% 2018	768,860	822,081
3.75% 2018	494,596	533,026
4.00% 2018	125,000	137,515
3.125% 2019	523,637	534,644
3.625% 2019	572,540	605,461
3.625% 2020	200,200	211,547
6.875% 2025	116,600	161,855
4.50% 2036	356,707	394,218
4.50% 2039	105,160	115,857
4.625% 2040	216,300	243,219
0.75%-10.625% 2010-2040 (1)	2,309,130	2,545,722	27.34%
Federal Home Loan Bank:
3.625% 2013	150,000	160,718
1.125%-5.375% 2012-2016	167,000	176,472.85
Fannie Mae:
1.75% 2013	110,000	111,898
1.25%-6.125% 2011-2017	159,850	166,164.70
Freddie Mac 1.75%-5.50% 2011-2016	167,000	175,697.45
Other securities		517,380	1.32
		12,097,571	30.66

Mortgage-backed obligations- 27.73%
Federal agency mortgage-backed obligations (2)- 22.39%
Fannie Mae:
4.00% 2024	122,192	127,405
4.50% 2024	120,569	127,346
4.00% 2025	326,000	339,339
4.50% 2025	205,711	217,401
4.50% 2025	118,456	125,188
6.50% 2038	140,506	154,126
0%-11.791% 2012-2047 (3)	4,281,452	4,548,306	14.29
Freddie Mac:
4.50% 2025	123,280	130,189
6.00% 2027	102,806	112,596
6.00% 2040 (4)	180,440	195,806
0%-7.50% 2019-2047 (3)	1,505,441	1,599,923	5.17
Government National Mortgage Assn.:
4.50% 2040	131,137	136,944
0%-10.00% 2021-2040	959,659	1,001,796	2.88
Other securities		19,893.05
		8,836,258	22.39

Commercial mortgage-backed securities (2)- 3.75%
Fannie Mae 4.491%- 6.088% 2011-2012	94,475	99,923.25
Other securities		1,379,796	3.50
		1,479,719	3.75

Other mortgage-backed securities- 1.59%
Other securities		631,080	1.59

Total mortgage-backed obligations		10,947,057	27.73

Corporate bonds & notes - 27.68%
Financials - 8.03%
HBOS PLC 6.75% 2018 (5)	123,633	115,892.29
Other securities		3,051,997	7.74
		3,167,889	8.03

Consumer discretionary- 3.54%
Other securities		1,397,565	3.54

Industrials- 2.83%
Other securities		1,115,229	2.83

Utilities- 2.70%
Other securities		1,067,245	2.70

Energy- 2.68%
Other securities		1,055,987	2.68

Telecommunication services- 2.41%
Other securities		951,148	2.41

Health care- 2.09%
Other securities		821,733	2.09

Consumer staples- 1.75%
Other securities		692,951	1.75

Other corporate bonds & notes- 1.65%
Other securities		647,162	1.65

Total corporate bonds & notes		10,916,909	27.68

Bonds & notes of governments & government agencies outside the U.S.- 6.41%
Canadian Government 2.00% 2014	C$ 141,310	131,661.33
Other securities		2,396,984	6.08
		2,528,645	6.41

Asset-backed obligations- 1.97%
Other securities		778,993	1.97

Municipals- 0.28%
Other securities		111,690.28

Total bonds & notes (cost: $35,978,286,000)		37,380,865	94.73

			Percent
		Value	of net
Convertible securities- 0.04%		(000)	assets

Information technology - 0.04%
Other securities		17,250.04

Total convertible securities (cost: $14,382,000)		17,250.04

			Percent
		Value	of net
Preferred securities- 0.87%		(000)	assets

Other - 0.87%
Other securities		344,363.87

Total preferred securities (cost: $346,427,000)		344,363.87

			Percent
		Value	of net
Common stocks- 0.02%		(000)	assets

Other - 0.02%
Other securities		6,821.02

Total common stocks (cost: $15,659,000)		6,821.02

			Percent
		Value	of net
Warrants- 0.00%		(000)	assets

Consumer discretionary- 0.00%
Other securities		64.00

Total warrants (cost: $80,000)		64.00

	Principal		Percent
	amount	Value	of net
Short-term securities- 4.91%	(000)	(000)	assets

Freddie Mac 0.17%-0.32% due 8/6-12/20/2010	$ 496,235	$495,919	1.26%
Fannie Mae 0.20%-0.43% due 7/19-12/3/2010	271,840	271,707.69
Straight-A Funding LLC 0.25%-0.43% due 7/12-8/25/2010 (5)	208,686	208,597.53
Federal Home Loan Bank 0.18%-0.36% due 7/14/2010-2/8/2011	193,080	193,016.49
Jupiter Securitization Co., LLC 0.38%-0.42% due 7/29-9/24/2010 (5)	151,642	151,533.38
U.S. Treasury Bills 0.111%-0.325% due 8/26-9/23/2010	115,600	115,577.29
Other securities		501,887	1.27

Total short-term securities (cost: $1,938,075,000)		1,938,236	4.91

Total investment securities (cost: $38,292,909,000)		39,687,599	100.57
Other assets less liabilities		(226,179)	(.57)

Net assets		$39,461,420	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $9,881,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio . Further details on such holdings and related transactions during the six months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/10 (000)
Clarent Hospital Corp. Liquidating Trust (4) (6)	331,291	-	-	331,291	$-	$13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Principal payments may be made periodically.  Therefore, the effective maturity date may be earlier than the stated maturity date.  The total value of all such securities, including those in "Other securities," was $257,613,000, which represented .65% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Valued under fair value procedures adopted by authority of the board of directors.  The total value of all such securities, including those in "Other securities," was $257,613,000, which represented .65% of the net assets of the fund.

(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,911,407,000, which represented 12.45% of the net assets of the fund.

(6) Security did not produce income during the last 12 months.

Key to symbol
C$ = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,290,808)	$39,687,586
Affiliated issuer (cost: $2,101)	13	$39,687,599
Cash		3,246
Unrealized appreciation on open forward currency contracts		40,490
Receivables for:
Sales of investments	835,511
Sales of fund's shares	65,739
Closed forward currency contracts	26
Interest	363,406	1,264,682
		40,996,017
Liabilities:
Unrealized depreciation on open forward currency contracts		649
Payables for:
Purchases of investments	1,376,722
Repurchases of fund's shares	102,411
Dividends on fund's shares	21,646
Closed forward currency contracts	9,119
Investment advisory services	6,805
Services provided by affiliates	16,322
Directors' deferred compensation	421
Other	502	1,533,948
Net assets at June 30, 2010		$39,461,420

Net assets consist of:
Capital paid in on shares of capital stock		$42,281,793
Distributions in excess of net investment income		(1,439)
Accumulated net realized loss		(4,251,511)
Net unrealized appreciation		1,432,577
Net assets at June 30, 2010		$39,461,420

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,239,534 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$27,417,461	2,250,827	$12.18
Class B	1,053,299	86,467	12.18
Class C	3,174,987	260,640	12.18
Class F-1	2,247,691	184,516	12.18
Class F-2	509,235	41,804	12.18
Class 529-A	856,221	70,289	12.18
Class 529-B	83,194	6,829	12.18
Class 529-C	415,079	34,074	12.18
Class 529-E	45,951	3,772	12.18
Class 529-F-1	51,769	4,250	12.18
Class R-1	101,246	8,311	12.18
Class R-2	851,681	69,916	12.18
Class R-3	1,094,239	89,828	12.18
Class R-4	798,871	65,580	12.18
Class R-5	451,333	37,051	12.18
Class R-6	309,163	25,380	12.18

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2010	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $164)	$876,753
Dividends	449	$877,202

Fees and expenses*:
Investment advisory services	42,218
Distribution services	68,453
Transfer agent services	17,418
Administrative services	9,809
Reports to shareholders	1,263
Registration statement and prospectus	702
Directors' compensation	156
Auditing and legal	95
Custodian	506
State and local taxes	307
Other	970	141,897
Net investment income		735,305

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $61)	81,605
Forward currency contracts	89,038
Currency transactions	(4,352)	166,291
Net unrealized appreciation (depreciation) on:
Investments	1,069,881
Forward currency contracts	19,490
Currency translations	(1,617)	1,087,754
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		1,254,045
Net increase in net assets resulting
from operations		$1,989,350

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Year ended June 30
	Six months ended June 30, 2010*	Year ended December 31, 2009
Operations:
Net investment income	$735,305	$1,707,337
Net realized gain (loss) on investments, forward currency contracts and currency transactions	166,291	(2,638,920)
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,087,754	6,138,102
Net increase in net assets resulting from operations	1,989,350	5,206,519

Dividends paid or accrued to shareholders from net investment income	(746,334)	(1,665,583)

Net capital share transactions	(1,375,750)	3,865,207

Total (decrease) increase in net assets	(132,734)	7,406,143

Net assets:
Beginning of period	39,594,154	32,188,011
End of period (including distributions in excess of and undistributed
net investment income: $(1,439) and $9,590, respectively)	$39,461,420	$39,594,154

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization

The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments – The fund may participate in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2010, the fund had unfunded bond commitments of $3,520,000, which represented less than 0.01% of the net assets of fund.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$-	$12,097,571	$-	$12,097,571
Mortgage-backed obligations	-	10,906,457	40,600	10,947,057
Corporate bonds & notes	-	10,915,399	1,510	10,916,909
Bonds & notes of governments & government agencies outside the U.S.	-	2,528,645	-	2,528,645
Asset-backed obligations	-	761,851	17,142	778,993
Municipals	-	111,690	-	111,690
Convertible securities	-	17,250	-	17,250
Preferred securities	16,544	327,819	-	344,363
Common stocks	4,330	-	2,491	6,821
Warrants	-	-	64	64
Short-term securities	-	1,938,236	-	1,938,236
Total	$20,874	$39,604,918	$61,807	$39,687,599

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$40,490	$-	$40,490
Unrealized depreciation on open forward currency contracts	-	(649)	-	(649)
Total	$-	$39,841	$-	$39,841

(1) Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net purchases and sales	Net realized loss(2)	Net unrealized appreciation (2)	Net transfers into Level 3(3)	Ending value at 6/30/2010
Investment securities	$27,221	$(9,361)	$(831)	$8,421	$36,357	$61,807

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands) (2):						$7,231

(2) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$49,754
Capital loss carryforwards*:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)
Expiring 2017	(2,930,962)	(4,328,762)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,744,872
Gross unrealized depreciation on investment securities	(433,141)
Net unrealized appreciation on investment securities	1,311,731
Cost of investment securities	38,375,868

Ordinary income distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended June 30, 2010	Year ended December 31, 2009
Class A	$533,460	$1,171,526
Class B	17,698	49,620
Class C	49,036	108,139
Class F-1	44,448	126,279
Class F-2	12,522	20,625
Class 529-A	15,526	29,648
Class 529-B	1,304	3,028
Class 529-C	5,948	11,797
Class 529-E	763	1,491
Class 529-F-1	969	1,600
Class R-1	1,592	3,811
Class R-2	12,537	26,641
Class R-3	19,516	44,173
Class R-4	15,453	34,735
Class R-5	9,499	27,537
Class R-6*	6,063	4,933
Total	$746,334	$1,665,583

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2010, the investment advisory services fee was $42,218,000, which was equivalent to an annualized rate of 0.216% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$33,824	$16,756	Not applicable	Not applicable	Not applicable
Class B	5,575	662	Not applicable	Not applicable	Not applicable
Class C	15,706	Included in administrative services	$2,202	$378	Not applicable
Class F-1	2,803		1,368	125	Not applicable
Class F-2	Not applicable		375	19	Not applicable
Class 529-A	852		355	74	$399
Class 529-B	425		38	15	43
Class 529-C	1,937		173	53	194
Class 529-E	106		19	4	21
Class 529-F-1	-		21	4	24
Class R-1	501		63	22	Not applicable
Class R-2	3,041		595	1,194	Not applicable
Class R-3	2,697		771	379	Not applicable
Class R-4	986		570	17	Not applicable
Class R-5	Not applicable		215	7	Not applicable
Class R-6	Not applicable		71	1	Not applicable
Total	$68,453	$17,418	$6,836	$2,292	$681

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $156,000, shown on the accompanying financial statements, includes $168,000 in current fees (either paid in cash or deferred) and a net decrease of $12,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2010
Class A	$2,649,737	220,871	$478,072	39,807	$(3,921,274)	(326,964)	$(793,465)	(66,286)
Class B	49,412	4,111	15,895	1,324	(259,050)	(21,621)	(193,743)	(16,186)
Class C	320,994	26,741	42,463	3,536	(477,446)	(39,812)	(113,989)	(9,535)
Class F-1	322,922	26,906	39,332	3,275	(515,319)	(42,976)	(153,065)	(12,795)
Class F-2	100,112	8,348	9,138	761	(355,824)	(29,753)	(246,574)	(20,644)
Class 529-A	108,542	9,050	14,991	1,248	(51,196)	(4,270)	72,337	6,028
Class 529-B	5,266	439	1,256	104	(12,597)	(1,050)	(6,075)	(507)
Class 529-C	57,997	4,835	5,739	478	(30,654)	(2,557)	33,082	2,756
Class 529-E	6,561	547	736	61	(3,016)	(252)	4,281	356
Class 529-F-1	8,636	719	936	78	(3,885)	(324)	5,687	473
Class R-1	17,121	1,427	1,529	127	(23,389)	(1,949)	(4,739)	(395)
Class R-2	154,205	12,848	12,052	1,004	(135,105)	(11,267)	31,152	2,585
Class R-3	188,693	15,730	18,752	1,561	(238,552)	(19,882)	(31,107)	(2,591)
Class R-4	160,455	13,375	14,861	1,237	(189,195)	(15,789)	(13,879)	(1,177)
Class R-5	97,541	8,136	9,131	761	(120,697)	(10,066)	(14,025)	(1,169)
Class R-6	55,365	4,632	5,873	489	(12,866)	(1,071)	48,372	4,050
Total net increase
(decrease)	$4,303,559	358,715	$670,756	55,851	$(6,350,065)	(529,603)	$(1,375,750)	(115,037)

Year ended December 31, 2009
Class A	$8,658,161	782,590	$1,064,353	95,240	$(6,787,523)	(604,967)	$2,934,991	272,863
Class B	258,257	23,640	44,500	3,996	(437,963)	(39,085)	(135,206)	(11,449)
Class C	1,306,870	118,167	94,973	8,498	(762,734)	(67,922)	639,109	58,743
Class F-1	1,658,840	150,099	109,818	9,879	(2,355,758)	(209,330)	(587,100)	(49,352)
Class F-2	723,216	65,057	15,631	1,368	(149,439)	(13,148)	589,408	53,277
Class 529-A	219,770	19,609	29,524	2,638	(99,735)	(8,863)	149,559	13,384
Class 529-B	15,490	1,398	3,016	270	(10,965)	(975)	7,541	693
Class 529-C	130,705	11,657	11,741	1,050	(60,952)	(5,395)	81,494	7,312
Class 529-E	13,309	1,189	1,484	133	(6,541)	(574)	8,252	748
Class 529-F-1	21,956	1,931	1,590	141	(7,963)	(702)	15,583	1,370
Class R-1	49,412	4,420	3,722	334	(47,225)	(4,184)	5,909	570
Class R-2	315,716	28,235	26,421	2,366	(229,867)	(20,531)	112,270	10,070
Class R-3	411,155	36,770	43,747	3,920	(399,873)	(35,607)	55,029	5,083
Class R-4	289,937	25,938	34,544	3,095	(313,682)	(27,975)	10,799	1,058
Class R-5	281,846	25,451	25,360	2,289	(568,691)	(51,568)	(261,485)	(23,828)
Class R-6(†)	237,322	21,177	4,926	425	(3,194)	(272)	239,054	21,330
Total net increase
(decrease)	$14,591,962	1,317,328	$1,515,350	135,642	$(12,242,105)	(1,091,098)	$3,865,207	361,872

* Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,997,215,000 and $11,905,625,000, respectively, during the six months ended June 30, 2010.

9.	Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of June 30, 2010, the fund had open forward currency contracts to sell currencies as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity during the six months ended June 30, 2010.

				(amounts in thousands)
	Settlement		Contract amount		Unrealized (depreciation) appreciation at June 30,
	date	Counterparty	Receive	Deliver	2010

Sales:
Brazilian reais	8/3/2010	JPMorgan Chase	$58,185	BRL106,100	$(166)
British pounds	7/16/2010	UBS AG	$12,282	£8,335	(172)
Danish kroner	8/6/2010	UBS AG	$50,889	DKr291,110	3,095
Danish kroner	8/9/2010	UBS AG	$15,143	DKr87,715	742
Euros	7/20/2010	HSBC Bank	$309	€250	3
Euros	7/21/2010	HSBC Bank	$1,239	€1,000	16
Euros	7/22/2010	UBS AG	$65,321	€49,035	5,353
Euros	7/22/2010	JPMorgan Chase	$88,800	€66,105	7,955
Euros	7/26/2010	Bank of New York Mellon	$9,830	€8,000	46
Euros	7/28/2010	Bank of New York Mellon	$1,853	€1,500	18
Euros	7/30/2010	JPMorgan Chase	$4,606	€3,750	19
Euros	7/30/2010	UBS AG	$26,001	€21,170	109
Euros	7/30/2010	JPMorgan Chase	$6,580	€5,000	464
Euros	8/3/2010	JPMorgan Chase	$32,707	€24,750	2,436
Euros	8/5/2010	JPMorgan Chase	$64,096	€48,550	4,716
Euros	8/6/2010	HSBC Bank	$19,333	€14,830	1,195
Euros	8/9/2010	UBS AG	$68,699	€53,405	3,379
Euros	8/10/2010	Bank of New York Mellon	$668	€505	24
Euros	8/13/2010	UBS AG	$123,587	€97,270	4,614
Euros	8/16/2010	UBS AG	$4,707	€3,725	151
Euros	8/17/2010	JPMorgan Chase	$61,783	€49,070	1,763
Hungarian forints	8/6/2010	HSBC Bank	$15,578	HUF3,332,855	1,361
Japanese yen	7/30/2010	JPMorgan Chase	$27,773	¥2,481,881	(311)
Mexican pesos	7/13/2010	JPMorgan Chase	$15,120	MXN206,925	80
Polish zloty	7/26/2010	HSBC Bank	$3,461	PLN11,500	78
Polish zloty	8/6/2010	HSBC Bank	$31,358	PLN96,885	2,873

Forward currency contracts - net					$39,841

Financial highlights(1)

			Income (loss) from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2010(5)	$11.80	$.23	$.38	$.61	$(.23)	$12.18	5.25%	$27,418	.61	%(6)	.61	%(6)	3.88	%(6)
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65		.65		4.74
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65		.63		5.76
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65		.62		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65		.62		4.60

Class B:	Six months ended 6/30/2010(5)	11.80	.19	.38	.57	(.19)	12.18	4.85	1,053	1.36	(6)	1.36	(6)	3.15	(6)
	Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40		1.40		4.05
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48
	Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40		1.37		4.33
	Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38		1.36		3.87

Class C:	Six months ended 6/30/2010(5)	11.80	.19	.38	.57	(.19)	12.18	4.82	3,175	1.40	(6)	1.40	(6)	3.09	(6)
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44		1.44		3.91
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45		1.42		4.27
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44		1.42		3.81

Class F-1:	Six months ended 6/30/2010(5)	11.80	.23	.38	.61	(.23)	12.18	5.25	2,248	.61	(6)	.61	(6)	3.88	(6)
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65		.65		4.80
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64		.62		5.78
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63		.60		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65		.63		4.60

Class F-2:	Six months ended 6/30/2010(5)	11.80	.25	.38	.63	(.25)	12.18	5.38	509	.37	(6)	.37	(6)	4.15	(6)
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39		.39		4.66
	Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18		.17		2.69

Class 529-A:	Six months ended 6/30/2010(5)	11.80	.23	.38	.61	(.23)	12.18	5.23	856	.66	(6)	.66	(6)	3.82	(6)
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70		.70		4.67
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69		.67		5.74
	Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68		.66		5.05
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69		.67		4.57

Class 529-B:	Six months ended 6/30/2010(5)	11.80	.18	.38	.56	(.18)	12.18	4.79	83	1.46	(6)	1.46	(6)	3.03	(6)
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50		1.50		3.89
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51		1.48		4.92
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53		1.50		4.20
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54		1.52		3.71

Class 529-C:	Six months ended 6/30/2010(5)	11.80	.18	.38	.56	(.18)	12.18	4.80	415	1.45	(6)	1.45	(6)	3.03	(6)
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49		1.49		3.87
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50		1.47		4.94
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51		1.49		4.22
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53		1.51		3.74

Class 529-E:	Six months ended 6/30/2010(5)	$11.80	$.21	$.38	$.59	$(.21)	$12.18	5.07%	$46	.94	%(6)	.94	%(6)	3.54	% (6)
	Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99		.99		4.38
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99		.96		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99		.97		4.74
	Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01		.99		4.25

Class 529-F-1:	Six months ended 6/30/2010(5)	11.80	.24	.38	.62	(.24)	12.18	5.34	52	.45	(6)	.45	(6)	4.04	(6)
	Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49		.49		4.84
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49		.46		5.96
	Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38
	Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49		.46		5.25
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58		.56		4.69

Class R-1:	Six months ended 6/30/2010(5)	11.80	.19	.38	.57	(.19)	12.18	4.83	101	1.38	(6)	1.38	(6)	3.11	(6)
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43		1.43		3.96
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44		1.42		5.01
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49		1.42		4.28
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51		1.43		3.82

Class R-2:	Six months ended 6/30/2010(5)	11.80	.18	.38	.56	(.18)	12.18	4.81	852	1.42	(6)	1.42	(6)	3.06	(6)
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49		1.49		3.89
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53		1.50		4.90
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67		1.41		4.30
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74		1.41		3.84

Class R-3:	Six months ended 6/30/2010(5)	11.80	.21	.38	.59	(.21)	12.18	5.07	1,094	.94	(6)	.94	(6)	3.55	(6)
	Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97		.97		4.43
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98		.95		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02		.99		4.71
	Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05		1.02		4.23

Class R-4:	Six months ended 6/30/2010(5)	11.80	.23	.38	.61	(.23)	12.18	5.24	799	.63	(6)	.63	(6)	3.86	(6)
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66		.66		4.75
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67		.64		5.77
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67		.65		5.06
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67		.65		4.61

Class R-5:	Six months ended 6/30/2010(5)	11.80	.25	.38	.63	(.25)	12.18	5.40	451	.33	(6)	.33	(6)	4.16	(6)
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37		.37		5.20
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37		.34		6.06
	Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50
	Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37		.35		5.36
	Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37		.35		4.91

Class R-6:	Six months ended 6/30/2010(5)	11.80	.25	.38	.63	(.25)	12.18	5.43	309	.28	(6)	.28	(6)	4.19	(6)
	Period from 5/1/2009 to 12/31/2009	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31	(6)	.31	(6)	4.59	(6)

	Six months ended June 30,	Year ended December 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	43%	84%	57%	58%	53%	50%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:
The first line of each share class in the table on page 38 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 38 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,052.51	$3.10	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	1,048.50	6.91	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	1,048.25	7.11	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 -- actual return	1,000.00	1,052.48	3.10	.61
Class F-1 -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 -- actual return	1,000.00	1,053.83	1.88	.37
Class F-2 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A -- actual return	1,000.00	1,052.25	3.36	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B -- actual return	1,000.00	1,047.93	7.41	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C -- actual return	1,000.00	1,047.96	7.36	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E -- actual return	1,000.00	1,050.70	4.78	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 -- actual return	1,000.00	1,053.40	2.29	.45
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,048.32	7.01	1.38
Class R-1 -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 -- actual return	1,000.00	1,048.12	7.21	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 -- actual return	1,000.00	1,050.73	4.78	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 -- actual return	1,000.00	1,052.42	3.21	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,054.00	1.68	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 -- actual return	1,000.00	1,054.27	1.43	.28
Class R-6 -- assumed 5% return	1,000.00	1,023.41	1.40	.28

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2010, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-908-0810P

Litho in USA BG/ALD/6370-S26169

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

June 30, 2010
unaudited

Bonds & notes — 94.73%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 30.66%
U.S. Treasury 2.00% 2010	$30,000	$30,135
U.S. Treasury 0.875% 2011	30,000	30,145
U.S. Treasury 1.125% 2011	262,675	265,215
U.S. Treasury 2.375% 20111	21,032	21,402
U.S. Treasury 4.625% 2011	133,500	141,844
U.S. Treasury 5.00% 2011	10,300	10,604
U.S. Treasury 0.75% 2012	6,100	6,118
U.S. Treasury 0.875% 2012	14,000	14,076
U.S. Treasury 1.00% 2012	98,230	98,982
U.S. Treasury 1.00% 2012	14,200	14,308
U.S. Treasury 1.375% 2012	70,525	71,541
U.S. Treasury 1.375% 2012	15,000	15,230
U.S. Treasury 2.00% 20121	45,926	47,621
U.S. Treasury 4.25% 2012	100,000	108,141
U.S. Treasury 4.50% 2012	15,000	16,050
U.S. Treasury 4.875% 2012	89,730	96,147
U.S. Treasury 1.125% 2013	113,955	114,413
U.S. Treasury 1.375% 2013	12,000	12,163
U.S. Treasury 1.375% 2013	5,300	5,370
U.S. Treasury 1.875% 20131	29,673	31,450
U.S. Treasury 2.00% 2013	40,040	41,111
U.S. Treasury 2.75% 2013	50,000	52,524
U.S. Treasury 3.125% 2013	50,000	53,227
U.S. Treasury 3.375% 2013	137,200	147,051
U.S. Treasury 3.375% 2013	60,000	64,343
U.S. Treasury 3.50% 2013	15,825	17,008
U.S. Treasury 3.625% 2013	70,400	75,845
U.S. Treasury 3.875% 2013	100,000	108,043
U.S. Treasury 4.25% 2013	705,808	775,754
U.S. Treasury 1.75% 2014	51,400	52,235
U.S. Treasury 1.75% 2014	5,000	5,070
U.S. Treasury 1.875% 2014	135,375	137,982
U.S. Treasury 1.875% 2014	11,000	11,200
U.S. Treasury 2.25% 2014	5,063	5,224
U.S. Treasury 2.00% 20141	76,925	82,085
U.S. Treasury 2.00% 20141	11,565	12,435
U.S. Treasury 2.375% 2014	18,500	19,111
U.S. Treasury 2.625% 2014	294,850	308,142
U.S. Treasury 2.625% 2014	101,910	106,158
U.S. Treasury 4.25% 2014	58,750	65,440
U.S. Treasury 1.625% 20151	127,582	134,903
U.S. Treasury 2.125% 2015	5,350	5,443
U.S. Treasury 2.25% 2015	11,150	11,428
U.S. Treasury 2.50% 2015	244,000	252,691
U.S. Treasury 2.50% 2015	10,200	10,571
U.S. Treasury 4.00% 2015	262,775	290,069
U.S. Treasury 4.125% 2015	108,495	120,569
U.S. Treasury 4.25% 2015	154,000	172,246
U.S. Treasury 10.625% 2015	9,700	13,882
U.S. Treasury 11.25% 2015	101,520	144,959
U.S. Treasury 2.375% 2016	150,000	152,238
U.S. Treasury 2.625% 2016	389,250	400,032
U.S. Treasury 2.625% 2016	86,400	88,914
U.S. Treasury 3.00% 2016	126,615	132,160
U.S. Treasury 3.125% 2016	36,750	38,557
U.S. Treasury 3.25% 2016	213,100	224,663
U.S. Treasury 3.25% 2016	97,250	103,313
U.S. Treasury 3.25% 2016	65,000	68,915
U.S. Treasury 7.25% 2016	25,000	32,120
U.S. Treasury 9.25% 2016	45,900	63,625
U.S. Treasury 2.375% 20171	30,430	33,679
U.S. Treasury 2.75% 2017	16,650	17,002
U.S. Treasury 3.125% 2017	5,000	5,227
U.S. Treasury 3.25% 2017	54,300	57,214
U.S. Treasury 4.50% 2017	202,250	230,130
U.S. Treasury 4.625% 2017	165,050	188,589
U.S. Treasury 8.75% 2017	25,000	35,191
U.S. Treasury 8.875% 2017	105,600	150,447
U.S. Treasury 3.50% 2018	768,860	822,081
U.S. Treasury 3.75% 2018	494,596	533,026
U.S. Treasury 3.875% 2018	54,250	59,302
U.S. Treasury 4.00% 2018	125,000	137,515
U.S. Treasury 2.75% 2019	11,600	11,558
U.S. Treasury 3.125% 2019	523,637	534,644
U.S. Treasury 3.625% 2019	572,540	605,461
U.S. Treasury 8.125% 2019	20,000	28,502
U.S. Treasury 3.50% 2020	50,000	52,332
U.S. Treasury 3.625% 2020	200,200	211,547
U.S. Treasury 8.50% 2020	4,700	6,896
U.S. Treasury 8.75% 2020	18,300	27,440
U.S. Treasury 8.00% 2021	5,925	8,620
U.S. Treasury 8.125% 2021	56,175	82,200
U.S. Treasury 7.125% 2023	30,000	41,548
U.S. Treasury 7.50% 2024	26,500	38,456
U.S. Treasury 2.375% 20251	13,068	14,528
U.S. Treasury 6.875% 2025	116,600	161,855
U.S. Treasury 7.625% 2025	9,500	13,962
U.S. Treasury 6.00% 2026	40,500	52,204
U.S. Treasury 6.25% 2030	10,175	13,766
U.S. Treasury 4.50% 2036	356,707	394,218
U.S. Treasury 4.375% 2038	39,140	42,332
U.S. Treasury 4.50% 2038	2,200	2,427
U.S. Treasury 4.25% 2039	33,500	35,437
U.S. Treasury 4.375% 2039	2,250	2,430
U.S. Treasury 4.50% 2039	105,160	115,857
U.S. Treasury 2.125% 20401	20,273	22,265
U.S. Treasury 4.375% 2040	3,600	3,894
U.S. Treasury 4.625% 2040	216,300	243,219
Federal Home Loan Bank 1.125% 2012	23,000	23,139
Federal Home Loan Bank 1.75% 2012	69,000	70,267
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	54,076
Federal Home Loan Bank 3.625% 2013	150,000	160,718
Federal Home Loan Bank 5.375% 2016	25,000	28,990
Fannie Mae 1.75% 2011	20,000	20,186
Fannie Mae, Series 2, 1.25% 2012	70,100	70,676
Fannie Mae 6.125% 2012	20,000	21,849
Fannie Mae 1.75% 2013	110,000	111,898
Fannie Mae 2.50% 2014	7,250	7,473
Fannie Mae 3.00% 2014	13,500	14,130
Fannie Mae 2.375% 2015	12,000	12,068
Fannie Mae 5.375% 2017	17,000	19,782
Freddie Mac 5.25% 2011	20,000	20,965
Freddie Mac 1.75% 2012	60,000	61,079
Freddie Mac 2.125% 2012	20,000	20,501
Freddie Mac 2.50% 2014	37,000	38,162
Freddie Mac 5.50% 2016	30,000	34,990
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,100
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.436% 20122	50,000	50,063
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.539% 20122	11,020	11,041
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,431
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,414
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,213
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,291
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	25,050	25,829
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,295
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,761
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	52,500	53,934
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	30,027
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	27,500	28,003
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	32,500	33,445
CoBank ACB 7.875% 20183	22,115	24,181
CoBank ACB 1.137% 20222,3	46,470	36,729
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	26,146
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,510
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	18,037
Federal Agricultural Mortgage Corp. 4.875% 20113	10,000	10,244
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,438
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,177
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,436
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,421
Tennessee Valley Authority 5.25% 2039	9,250	10,132
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,741
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,512
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,829
		12,097,571

MORTGAGE-BACKED OBLIGATIONS — 27.73%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS4 — 22.39%
Fannie Mae 4.89% 2012	25,000	25,819
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	4,772	5,192
Fannie Mae 4.00% 2019	23,869	25,178
Fannie Mae 4.50% 2019	15,063	16,056
Fannie Mae 4.50% 2019	14,354	15,300
Fannie Mae 5.50% 2019	133	144
Fannie Mae 5.50% 2020	11,156	12,113
Fannie Mae 5.50% 2020	1,280	1,389
Fannie Mae 11.197% 20202	167	192
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	14,879	15,573
Fannie Mae 5.50% 2022	1,500	1,622
Fannie Mae 5.50% 2022	637	689
Fannie Mae 6.00% 2022	1,554	1,692
Fannie Mae 4.50% 2023	18,636	19,721
Fannie Mae 5.00% 2023	13,216	14,121
Fannie Mae 5.00% 2023	13,023	13,915
Fannie Mae 5.00% 2023	10,801	11,541
Fannie Mae 5.00% 2023	9,343	9,983
Fannie Mae 5.00% 2023	8,786	9,388
Fannie Mae 5.00% 2023	8,227	8,790
Fannie Mae 5.00% 2023	6,329	6,771
Fannie Mae 5.00% 2023	5,995	6,405
Fannie Mae 5.50% 2023	35,125	37,951
Fannie Mae 5.50% 2023	31,317	33,945
Fannie Mae 5.50% 2023	2,198	2,378
Fannie Mae 5.50% 2023	1,711	1,851
Fannie Mae 6.00% 2023	3,472	3,780
Fannie Mae 4.00% 2024	122,192	127,405
Fannie Mae 4.00% 2024	46,288	48,225
Fannie Mae 4.00% 2024	45,524	47,429
Fannie Mae 4.00% 2024	43,932	45,770
Fannie Mae 4.00% 2024	34,118	35,546
Fannie Mae 4.00% 2024	22,361	23,297
Fannie Mae 4.00% 2024	22,158	23,085
Fannie Mae 4.00% 2024	22,113	23,057
Fannie Mae 4.50% 2024	120,569	127,346
Fannie Mae 4.50% 2024	47,969	50,718
Fannie Mae 4.50% 2024	45,638	48,218
Fannie Mae 4.50% 2024	44,867	47,389
Fannie Mae 4.50% 2024	42,964	45,426
Fannie Mae 4.50% 2024	42,576	44,970
Fannie Mae 4.50% 2024	35,906	37,935
Fannie Mae 4.50% 2024	28,606	30,245
Fannie Mae 4.50% 2024	28,035	29,641
Fannie Mae 4.50% 2024	24,989	26,420
Fannie Mae 4.50% 2024	21,890	23,164
Fannie Mae 4.50% 2024	16,807	17,770
Fannie Mae 4.50% 2024	15,318	16,196
Fannie Mae 4.50% 2024	11,683	12,352
Fannie Mae 4.50% 2024	7,479	7,908
Fannie Mae 4.50% 2024	6,869	7,263
Fannie Mae 4.50% 2024	5,401	5,711
Fannie Mae 4.50% 2024	3,955	4,182
Fannie Mae 4.50% 2024	1,362	1,440
Fannie Mae 4.50% 2024	1,009	1,066
Fannie Mae 4.50% 2024	831	878
Fannie Mae 5.00% 2024	38,147	40,761
Fannie Mae 5.50% 2024	29,444	31,818
Fannie Mae 5.50% 2024	20,695	22,361
Fannie Mae 6.00% 2024	9,159	10,026
Fannie Mae 3.50% 2025	50,000	50,695
Fannie Mae 4.00% 2025	326,000	339,339
Fannie Mae 4.00% 2025	65,391	68,066
Fannie Mae 4.00% 2025	49,725	51,760
Fannie Mae 4.00% 2025	36,750	38,197
Fannie Mae 4.00% 2025	35,941	37,411
Fannie Mae 4.00% 2025	34,995	36,427
Fannie Mae 4.00% 2025	31,165	32,440
Fannie Mae 4.00% 2025	19,993	20,811
Fannie Mae 4.00% 2025	15,870	16,519
Fannie Mae 4.00% 2025	15,180	15,801
Fannie Mae 4.00% 2025	14,472	15,064
Fannie Mae 4.00% 2025	13,000	13,532
Fannie Mae 4.00% 2025	12,000	12,491
Fannie Mae 4.00% 2025	10,000	10,409
Fannie Mae 4.00% 2025	10,000	10,409
Fannie Mae 4.00% 2025	7,000	7,286
Fannie Mae 4.00% 2025	6,000	6,245
Fannie Mae 4.00% 2025	5,046	5,257
Fannie Mae 4.00% 2025	4,211	4,384
Fannie Mae 4.00% 2025	4,000	4,164
Fannie Mae 4.00% 2025	3,000	3,123
Fannie Mae 4.50% 2025	205,711	217,401
Fannie Mae 4.50% 2025	118,456	125,188
Fannie Mae 4.50% 2025	103,347	109,220
Fannie Mae 4.50% 2025	57,929	61,221
Fannie Mae 4.50% 2025	29,901	31,600
Fannie Mae 4.50% 2025	17,432	18,423
Fannie Mae 4.50% 2025	17,110	18,082
Fannie Mae 4.50% 2025	16,519	17,458
Fannie Mae 4.50% 2025	14,427	15,247
Fannie Mae, Series 2001-4, Class GA, 9.939% 20252	361	420
Fannie Mae, Series 2001-4, Class NA, 11.791% 20252	1,253	1,416
Fannie Mae 4.234% 20262	391	412
Fannie Mae 6.00% 2026	21,582	23,624
Fannie Mae 5.50% 2027	14,961	16,121
Fannie Mae 6.00% 2028	5,534	6,058
Fannie Mae 6.00% 2028	5,533	6,057
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,710	1,336
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	554	632
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,369	4,847
Fannie Mae, Series 2001-20, Class E, 9.633% 20312	56	64
Fannie Mae 6.50% 2032	574	629
Fannie Mae 6.50% 2034	863	945
Fannie Mae 4.584% 20352	7,372	7,693
Fannie Mae 5.00% 2035	30,817	32,715
Fannie Mae 5.00% 2035	3,352	3,558
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,134	5,642
Fannie Mae 6.50% 2035	6,625	7,357
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,425	6,287
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,934	6,041
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,555	1,382
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,185	6,733
Fannie Mae 5.50% 2036	6,000	6,451
Fannie Mae 5.50% 2036	3,000	3,228
Fannie Mae 6.00% 2036	18,211	19,830
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	17,290	18,859
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	15,395	16,905
Fannie Mae 6.00% 2036	8,156	8,878
Fannie Mae 6.00% 2036	7,272	7,912
Fannie Mae 6.00% 2036	5,208	5,674
Fannie Mae 6.50% 2036	16,080	17,660
Fannie Mae 6.50% 2036	10,400	11,425
Fannie Mae 7.00% 2036	1,437	1,593
Fannie Mae 7.00% 2036	719	799
Fannie Mae 7.50% 2036	865	959
Fannie Mae 7.50% 2036	112	124
Fannie Mae 8.00% 2036	1,391	1,555
Fannie Mae 5.243% 20372	1,250	1,331
Fannie Mae 5.488% 20372	15,744	16,695
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	25,638	27,918
Fannie Mae 5.50% 2037	9,000	9,677
Fannie Mae 5.537% 20372	6,838	7,165
Fannie Mae 5.588% 20372	22,860	24,221
Fannie Mae 5.676% 20372	11,080	11,647
Fannie Mae 5.686% 20372	8,484	8,878
Fannie Mae 5.765% 20372	13,696	14,590
Fannie Mae 5.796% 20372	7,264	7,607
Fannie Mae 6.00% 2037	82,805	89,978
Fannie Mae 6.00% 2037	54,039	58,658
Fannie Mae 6.00% 2037	34,719	37,687
Fannie Mae 6.00% 2037	29,773	32,317
Fannie Mae 6.00% 2037	27,543	29,879
Fannie Mae 6.00% 2037	23,813	25,875
Fannie Mae 6.00% 2037	15,822	17,164
Fannie Mae 6.00% 2037	8,321	9,032
Fannie Mae 6.00% 2037	7,482	8,038
Fannie Mae 6.00% 2037	4,249	4,565
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,495	3,809
Fannie Mae 6.00% 2037	110	120
Fannie Mae 6.50% 2037	20,267	22,188
Fannie Mae 6.50% 2037	18,988	20,828
Fannie Mae 6.50% 2037	16,544	18,113
Fannie Mae 6.50% 2037	12,131	13,279
Fannie Mae 6.50% 2037	10,660	11,558
Fannie Mae 6.50% 2037	1,454	1,592
Fannie Mae 7.00% 2037	12,618	13,755
Fannie Mae 7.00% 2037	5,247	5,720
Fannie Mae 7.00% 2037	4,589	5,003
Fannie Mae 7.00% 2037	1,221	1,356
Fannie Mae 7.00% 2037	764	849
Fannie Mae 7.00% 2037	652	723
Fannie Mae 7.00% 2037	253	282
Fannie Mae 7.50% 2037	2,509	2,805
Fannie Mae 7.50% 2037	1,251	1,387
Fannie Mae 7.50% 2037	1,167	1,294
Fannie Mae 7.50% 2037	872	967
Fannie Mae 7.50% 2037	795	882
Fannie Mae 7.50% 2037	792	878
Fannie Mae 7.50% 2037	747	828
Fannie Mae 7.50% 2037	741	822
Fannie Mae 7.50% 2037	658	729
Fannie Mae 7.50% 2037	588	652
Fannie Mae 7.50% 2037	567	629
Fannie Mae 7.50% 2037	426	472
Fannie Mae 7.50% 2037	256	284
Fannie Mae 7.50% 2037	192	212
Fannie Mae 7.50% 2037	170	189
Fannie Mae 7.50% 2037	131	146
Fannie Mae 7.50% 2037	131	145
Fannie Mae 7.50% 2037	108	120
Fannie Mae 7.50% 2037	91	101
Fannie Mae 7.50% 2037	68	75
Fannie Mae 8.00% 2037	1,215	1,370
Fannie Mae 8.00% 2037	699	766
Fannie Mae 8.00% 2037	462	516
Fannie Mae 8.00% 2037	445	490
Fannie Mae 4.944% 20382	13,494	14,245
Fannie Mae 5.31% 20382	8,390	8,926
Fannie Mae 5.50% 2038	36,610	39,301
Fannie Mae 5.50% 2038	30,699	32,956
Fannie Mae 5.50% 2038	28,949	31,123
Fannie Mae 5.50% 2038	27,712	29,791
Fannie Mae 5.50% 2038	11,862	12,752
Fannie Mae 5.50% 2038	9,979	10,729
Fannie Mae 5.50% 2038	9,802	10,537
Fannie Mae 5.50% 2038	8,659	9,308
Fannie Mae 5.50% 2038	8,000	8,600
Fannie Mae 5.50% 2038	7,390	7,944
Fannie Mae 5.50% 2038	5,000	5,375
Fannie Mae 5.50% 2038	663	712
Fannie Mae 5.50% 2038	344	370
Fannie Mae 5.50% 2038	299	321
Fannie Mae 5.544% 20382	1,926	2,052
Fannie Mae 5.671% 20382	13,439	14,195
Fannie Mae 5.722% 20382	15,982	16,913
Fannie Mae 6.00% 2038	46,353	50,368
Fannie Mae 6.00% 2038	28,165	30,587
Fannie Mae 6.00% 2038	25,666	27,860
Fannie Mae 6.00% 2038	21,394	23,247
Fannie Mae 6.00% 2038	19,437	21,121
Fannie Mae 6.00% 2038	17,351	18,818
Fannie Mae 6.00% 2038	16,286	17,663
Fannie Mae 6.00% 2038	12,700	13,774
Fannie Mae 6.00% 2038	11,997	13,029
Fannie Mae 6.00% 2038	11,959	12,967
Fannie Mae 6.00% 2038	11,550	12,544
Fannie Mae 6.00% 2038	9,364	10,170
Fannie Mae 6.00% 2038	9,058	9,837
Fannie Mae 6.00% 2038	8,072	8,754
Fannie Mae 6.00% 2038	7,970	8,655
Fannie Mae 6.00% 2038	7,051	7,662
Fannie Mae 6.00% 2038	6,577	7,142
Fannie Mae 6.50% 2038	140,506	154,126
Fannie Mae 6.50% 2038	62,828	68,918
Fannie Mae 6.50% 2038	29,929	32,824
Fannie Mae 6.50% 2038	13,353	14,645
Fannie Mae 6.50% 2038	7,646	8,385
Fannie Mae 3.603% 20392	18,279	19,078
Fannie Mae 3.607% 20392	42,744	44,541
Fannie Mae 3.61% 20392	38,400	40,076
Fannie Mae 3.637% 20392	22,004	22,943
Fannie Mae 3.643% 20392	32,500	33,895
Fannie Mae 3.646% 20392	31,584	32,985
Fannie Mae 3.736% 20392	8,191	8,577
Fannie Mae 3.763% 20392	13,357	13,990
Fannie Mae 3.782% 20392	42,393	44,203
Fannie Mae 3.811% 20392	12,200	12,792
Fannie Mae 3.83% 20392	10,158	10,654
Fannie Mae 3.841% 20392	9,698	10,185
Fannie Mae 3.88% 20392	4,574	4,799
Fannie Mae 3.891% 20392	9,095	9,487
Fannie Mae 3.91% 20392	16,112	16,936
Fannie Mae 3.937% 20392	19,328	20,321
Fannie Mae 3.951% 20392	3,170	3,333
Fannie Mae 4.50% 2039	91,646	95,186
Fannie Mae 4.50% 2039	22,436	23,309
Fannie Mae 5.00% 2039	84,058	89,078
Fannie Mae 5.00% 2039	45,208	47,909
Fannie Mae 5.00% 2039	38,896	41,219
Fannie Mae 5.12% 20392	20,185	21,503
Fannie Mae 5.50% 2039	33,198	35,685
Fannie Mae 5.50% 2039	25,600	27,518
Fannie Mae 5.50% 2039	5,000	5,375
Fannie Mae 6.00% 2039	15,544	16,863
Fannie Mae 6.00% 2039	8,647	9,396
Fannie Mae 6.00% 2039	7,456	8,097
Fannie Mae 6.00% 2039	7,253	7,864
Fannie Mae 6.00% 2039	821	891
Fannie Mae 3.201% 20402	49,744	51,222
Fannie Mae 3.622% 20402	31,944	33,365
Fannie Mae 4.50% 2040	50,000	51,923
Fannie Mae 4.50% 2040	24,999	25,984
Fannie Mae 5.00% 2040	27,451	29,091
Fannie Mae 5.00% 2040	25,002	26,495
Fannie Mae 5.00% 2040	16,684	17,674
Fannie Mae 5.50% 2040	72,000	77,293
Fannie Mae 5.50% 2040	46,520	49,941
Fannie Mae 5.50% 2040	21,000	22,573
Fannie Mae 5.50% 2040	3,000	3,225
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,282	5,917
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,652	1,820
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,059	3,492
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,564	4,107
Fannie Mae 6.00% 2047	953	1,019
Fannie Mae 6.50% 2047	655	707
Fannie Mae 6.50% 2047	392	423
Fannie Mae 6.50% 2047	318	343
Fannie Mae 7.00% 2047	2,614	2,850
Fannie Mae 7.00% 2047	162	177
Fannie Mae 7.50% 2047	607	672
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,729
Freddie Mac 5.50% 2019	6,123	6,643
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,381	1,427
Freddie Mac, Series 2922, Class EL, 4.50% 2023	23,710	24,560
Freddie Mac 5.00% 2023	9,902	10,565
Freddie Mac 5.00% 2023	397	424
Freddie Mac 5.00% 2023	61	65
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,466	1,624
Freddie Mac 5.00% 2024	27,252	29,103
Freddie Mac 4.00% 2025	62,793	65,314
Freddie Mac 4.00% 2025	54,530	56,718
Freddie Mac 4.00% 2025	53,638	55,791
Freddie Mac 4.00% 2025	25,750	26,736
Freddie Mac 4.00% 2025	23,770	24,724
Freddie Mac 4.00% 2025	23,351	24,288
Freddie Mac 4.00% 2025	20,500	21,323
Freddie Mac 4.00% 2025	19,606	20,392
Freddie Mac 4.00% 2025	17,317	18,012
Freddie Mac 4.00% 2025	16,812	17,484
Freddie Mac 4.50% 2025	123,280	130,189
Freddie Mac 4.50% 2025	78,735	83,148
Freddie Mac 4.50% 2025	63,149	66,688
Freddie Mac 4.50% 2025	49,466	52,238
Freddie Mac 4.50% 2025	33,139	34,997
Freddie Mac 4.50% 2025	15,256	16,111
Freddie Mac 4.50% 2025	6,995	7,387
Freddie Mac 4.50% 2025	6,067	6,407
Freddie Mac 4.50% 2025	3,065	3,237
Freddie Mac 6.00% 2026	17,785	19,478
Freddie Mac 6.00% 2026	14,117	15,462
Freddie Mac 5.50% 2027	9,618	10,360
Freddie Mac 6.00% 2027	102,806	112,596
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,476	2,722
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,278	4,666
Freddie Mac 4.371% 20352	9,300	9,695
Freddie Mac, Series 3061, Class PN, 5.50% 2035	37,586	41,415
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	6,629	5,992
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,527	3,979
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,460	3,910
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,968	3,451
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	84	75
Freddie Mac, Series 3257, Class PA, 5.50% 2036	43,022	46,847
Freddie Mac, Series 3233, Class PA, 6.00% 2036	33,416	36,813
Freddie Mac, Series 3156, Class NG, 6.00% 2036	10,607	11,860
Freddie Mac, Series 3286, Class JN, 5.50% 2037	54,527	58,486
Freddie Mac, Series 3318, Class JT, 5.50% 2037	30,687	32,925
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,093	24,796
Freddie Mac 5.50% 2037	20,299	21,786
Freddie Mac 5.50% 2037	18,426	19,776
Freddie Mac 5.522% 20372	23,663	25,407
Freddie Mac 5.744% 20372	8,390	9,011
Freddie Mac 5.823% 20372	2,556	2,727
Freddie Mac 5.843% 20372	4,818	5,052
Freddie Mac 5.909% 20372	24,459	26,391
Freddie Mac 5.918% 20372	9,920	10,416
Freddie Mac, Series 3271, Class OA, 6.00% 2037	13,832	15,346
Freddie Mac 6.00% 2037	2,300	2,501
Freddie Mac 6.00% 2037	1,677	1,820
Freddie Mac 7.00% 2037	892	976
Freddie Mac 7.00% 2037	363	398
Freddie Mac 7.00% 2037	292	319
Freddie Mac 7.50% 2037	5,994	6,611
Freddie Mac 4.804% 20382	10,322	10,997
Freddie Mac 4.913% 20382	15,812	16,764
Freddie Mac 5.00% 2038	7,086	7,504
Freddie Mac 5.023% 20382	12,198	12,954
Freddie Mac 5.052% 20382	8,490	9,044
Freddie Mac 5.33% 20382	12,881	13,722
Freddie Mac 5.50% 2038	14,396	15,469
Freddie Mac 5.50% 2038	14,229	15,289
Freddie Mac 5.50% 2038	12,238	13,150
Freddie Mac 5.555% 20382	21,165	22,483
Freddie Mac 6.00% 2038	50,675	54,975
Freddie Mac 6.50% 2038	12,343	13,525
Freddie Mac 3.571% 20392	7,616	7,887
Freddie Mac 3.757% 20392	12,224	12,770
Freddie Mac 3.843% 20392	3,160	3,308
Freddie Mac 3.902% 20392	3,697	3,863
Freddie Mac 3.907% 20392	6,634	6,921
Freddie Mac 5.00% 2039	56,524	59,883
Freddie Mac 5.50% 2039	44,234	47,527
Freddie Mac 5.50% 2039	6,296	6,765
Freddie Mac 6.00% 2039	10,413	11,330
Freddie Mac 6.00% 2039	6,626	7,205
Freddie Mac 6.50% 2039	13,750	15,093
Freddie Mac 6.50% 2039	9,060	9,950
Freddie Mac 6.00% 20405	180,440	195,806
Freddie Mac 6.00% 2040	19,441	21,140
Freddie Mac 6.00% 2040	16,465	17,904
Freddie Mac 6.50% 2047	1,361	1,472
Freddie Mac 6.50% 2047	757	819
Freddie Mac 7.00% 2047	556	606
Government National Mortgage Assn. 10.00% 2021	627	716
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,053	3,656
Government National Mortgage Assn. 4.50% 2038	12,930	13,510
Government National Mortgage Assn. 4.50% 2038	1,353	1,413
Government National Mortgage Assn. 6.00% 2038	60,169	65,643
Government National Mortgage Assn. 6.50% 2038	216	238
Government National Mortgage Assn. 3.50% 2039	12,748	12,604
Government National Mortgage Assn. 3.50% 2039	12,531	12,390
Government National Mortgage Assn. 3.50% 2039	6,584	6,510
Government National Mortgage Assn. 3.50% 2039	2,642	2,613
Government National Mortgage Assn. 3.50% 2039	1,508	1,491
Government National Mortgage Assn. 4.00% 2039	64,615	65,826
Government National Mortgage Assn. 4.00% 2039	19,771	20,142
Government National Mortgage Assn. 4.00% 2039	5,424	5,526
Government National Mortgage Assn. 4.50% 2039	41,000	42,816
Government National Mortgage Assn. 4.50% 2039	16,667	17,405
Government National Mortgage Assn. 4.50% 2039	15,637	16,292
Government National Mortgage Assn. 4.50% 2039	11,824	12,347
Government National Mortgage Assn. 4.50% 2039	6,981	7,290
Government National Mortgage Assn. 4.50% 2039	3,205	3,347
Government National Mortgage Assn. 4.50% 2039	1,137	1,187
Government National Mortgage Assn. 5.00% 2039	43,944	46,939
Government National Mortgage Assn. 5.00% 2039	43,694	46,672
Government National Mortgage Assn. 4.00% 2040	39,827	40,518
Government National Mortgage Assn. 4.00% 2040	1,997	2,035
Government National Mortgage Assn. 4.50% 2040	131,137	136,944
Government National Mortgage Assn. 4.50% 2040	94,850	98,822
Government National Mortgage Assn. 4.50% 2040	41,175	42,998
Government National Mortgage Assn. 4.50% 2040	35,287	36,767
Government National Mortgage Assn. 4.50% 2040	34,033	35,460
Government National Mortgage Assn. 4.50% 2040	29,784	31,033
Government National Mortgage Assn. 4.50% 2040	28,825	30,101
Government National Mortgage Assn. 4.50% 2040	26,127	27,284
Government National Mortgage Assn. 4.50% 2040	22,564	23,564
Government National Mortgage Assn. 4.50% 2040	20,125	21,016
Government National Mortgage Assn. 4.50% 2040	17,621	18,401
Government National Mortgage Assn. 4.50% 2040	16,857	17,603
Government National Mortgage Assn. 4.50% 2040	15,640	16,296
Government National Mortgage Assn. 4.50% 2040	14,980	15,644
Government National Mortgage Assn. 4.50% 2040	10,892	11,374
Government National Mortgage Assn. 4.50% 2040	9,397	9,791
Government National Mortgage Assn. 4.50% 2040	8,992	9,390
Government National Mortgage Assn. 4.50% 2040	8,801	9,170
Government National Mortgage Assn. 4.50% 2040	7,030	7,341
Government National Mortgage Assn. 4.50% 2040	5,529	5,761
Government National Mortgage Assn. 4.50% 2040	4,554	4,744
Government National Mortgage Assn. 4.50% 2040	3,967	4,143
Government National Mortgage Assn. 4.50% 2040	3,446	3,598
Government National Mortgage Assn. 4.50% 2040	3,410	3,553
Government National Mortgage Assn. 4.50% 2040	3,000	3,133
Government National Mortgage Assn. 4.50% 2040	2,771	2,894
Government National Mortgage Assn. 4.50% 2040	2,735	2,856
Government National Mortgage Assn. 4.50% 2040	1,848	1,925
Government National Mortgage Assn. 5.00% 2040	15,011	16,035
Government National Mortgage Assn. 5.00% 2040	15,003	15,993
Government National Mortgage Assn. 5.00% 2040	9,143	9,767
Government National Mortgage Assn. 5.00% 2040	7,968	8,511
Government National Mortgage Assn. 5.00% 2040	5,141	5,492
Government National Mortgage Assn. 5.00% 2040	2,069	2,210
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	1,850	1,828
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	17,846	18,065
		8,836,258

COMMERCIAL MORTGAGE-BACKED SECURITIES4 — 3.75%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	986	1,009
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	249	252
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,024	2,076
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	392	401
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	18,660	18,857
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,3	1,500	1,503
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20362,3	500	426
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,369	27,362
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	8,012	8,012
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,978
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	20,708
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	7,579
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,197
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,641
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20383	2,000	1,801
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	2,510	2,553
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	12,000	12,612
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,855	20,939
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	51,900	51,458
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 20392	10,000	10,605
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20392	7,305	7,611
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.998% 20392	14,645	13,951
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	42,125	44,304
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,004	3,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.167% 20342,3	2,500	2,355
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	253	258
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,552
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20372	61,300	63,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20373	400	375
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,729	4,852
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,358
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	4,767	4,762
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,196
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,739
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20442	15,130	15,750
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20452	49,042	51,639
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	11,102	11,326
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.937% 20492	14,603	14,747
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,250	50,273
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	49,650
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,236
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,398
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,398
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	36,838
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	8,250	8,537
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	10,000	10,273
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	215	215
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	12,790	12,927
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,276
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,579
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.085% 20382	18,720	19,602
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	31,000	31,118
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	37,401	38,158
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	10,070
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,643	1,691
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	921
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	924	934
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,585
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,148
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.837% (undated)2	7,966	7,716
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	51,820	55,101
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,272
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.064% 20452	7,645	6,723
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,063	2,127
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,950	3,026
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	4,650	4,931
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	8,684	8,722
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.445% 20442	15,350	16,400
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.45% 20442	8,038	8,384
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,726
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.401% 20392	8,000	5,687
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	15,942
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20442	33,700	35,611
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,080
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20363	31,000	32,403
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20363	5,000	5,150
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	10,614
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.405% 20372	4,620	4,354
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	8,500	8,656
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.838% 20392	3,050	3,166
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,050
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	5,065	5,251
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	5,847
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	10,999
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	40,768
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	38,233	40,600
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	38,657	40,217
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.713% 20312	39,776	1,391
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.881% 20312,3	34,291	773
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,887	1,885
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,878	1,905
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20353	3,000	2,703
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,161
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	20,979
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,281
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,666
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	7,092	7,115
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	551	555
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	27,851	28,348
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20362,3	1,000	919
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20362,3	1,000	833
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	17,711	18,119
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,618
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	571	577
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,607
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	144	145
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,461	3,478
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20302	5,000	5,317
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20402	10,000	9,528
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)2	15,800	16,874
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	12,663	13,114
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	4,677	4,688
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,005	6,150
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,119	2,191
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.376% 20422	7,875	8,222
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,269
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	1,391	1,395
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,924	1,933
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	498	497
		1,479,719

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)4 — 0.94%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.901% 20352	2,940	2,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.727% 20362	12,162	7,365
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20362	5,242	3,754
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.729% 20372	17,819	12,656
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.963% 20372	17,693	11,878
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.828% 20342	16,661	16,000
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.737% 20372	28,260	19,231
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	5,099	5,008
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	24,111	23,279
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20352,3	7,392	7,488
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	18,099	18,128
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	10,446	9,760
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	2,244
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,126	2,091
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,372	7,270
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,335	4,178
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 2.692% 20342	6,851	6,017
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.49% 20352	25,139	17,575
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	35,973	19,842
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.734% 20362	15,352	10,370
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.149% 20362	11,363	7,276
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.467% 20462	16,596	16,198
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.365% 20352	7,346	6,440
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,189
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	310	304
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	37	38
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,239	2,293
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	39	40
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,016	5,919
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,540	3,968
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	4,879	2,839
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.793% 20352	21,507	15,106
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.935% 20372	21,763	13,064
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.74% 20362	20,275	12,022
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.664% 20362	17,691	10,360
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	12,629	10,162
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.479% 20342	2,247	1,798
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.811% 20472	7,044	5,343
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.92% 20472	2,063	1,576
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.767% 20372	21,524	8,322
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.659% 20342	4,692	4,883
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 4.795% 20352	4,389	3,005
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,051	2,866
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,389	3,098
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.486% 20272,3	3,225	3,254
Structured Asset Securities Corp., Series 1998-RF1, Class A, 10.174% 20272,3	1,415	1,436
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.545% 20282,3	897	881
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.502% 20372	5,774	4,061
Banc of America Mortgage Securities Inc., Series 2003-I, Class 3-A1, 4.518% 20332	3,576	3,558
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.739% 20362	4,000	3,120
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,763	2,464
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.211% 20362	2,588	1,631
		372,806

OTHER MORTGAGE-BACKED SECURITIES4 — 0.65%
Nykredit 4.00% 2035	DKr283,290	46,347
Nykredit, Series 3D, 5.00% 2038	157,801	26,884
Bank of America 5.50% 20123	$35,000	37,456
Nationwide Building Society, Series 2007-2, 5.50% 20123	35,000	37,359
Northern Rock PLC 5.625% 20173	20,000	20,670
HBOS Treasury Services PLC 5.25% 20173	11,000	11,559
HBOS Treasury Services PLC 5.25% 2017	7,000	7,356
Royal Bank of Canada 3.125% 20153	18,160	18,715
Barclays Bank PLC 4.00% 2019	€14,150	17,757
Bank of Montreal 2.85% 20153	$17,000	17,298
Compagnie de Financement Foncier 2.125% 20133	16,700	16,873
		258,274

Total mortgage-backed obligations		10,947,057

CORPORATE BONDS & NOTES — 27.68%
FINANCIALS — 8.03%
Banks — 2.60%
Abbey National Treasury Services PLC 3.875% 20143	39,880	39,415
Santander Issuances, SA Unipersonal 5.911% 20163	7,500	7,534
Sovereign Bancorp, Inc. 8.75% 2018	70,355	79,178
Santander Issuances, SA Unipersonal 6.50% 20192,3	29,500	30,168
HBOS PLC 6.75% 20183	123,633	115,892
HBOS PLC 4.375% 20192	€2,870	3,061
Lloyds TSB Bank PLC 5.80% 20203	$23,560	22,278
HBOS PLC 6.00% 20333	6,875	5,039
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	2,788
UniCredito Italiano SpA 5.584% 20172,3	$29,650	29,391
UniCredito Italiano SpA 6.00% 20173	73,948	73,910
HVB Funding Trust I 8.741% 20313	8,829	8,079
Barclays Bank PLC 6.05% 20173	48,952	49,478
Barclays Bank PLC 5.125% 2020	24,830	24,745
Société Générale 5.75% 20163	58,060	60,428
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,259
Royal Bank of Scotland PLC 4.875% 2015	25,500	25,398
Royal Bank of Scotland Group PLC 5.05% 2015	10,370	9,695
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,823
Royal Bank of Scotland PLC 6.934% 2018	€12,590	15,237
Allied Irish Banks, PLC 12.50% 2019	43,274	53,469
Standard Chartered PLC 3.85% 20153	$2,500	2,525
Standard Chartered Bank 6.40% 20173	43,081	46,484
CIT Group Inc., Series A, 7.00% 2013	11,494	11,063
CIT Group Inc., Series A, 7.00% 2014	5,853	5,546
CIT Group Inc., Series A, 7.00% 2015	22,884	21,225
CIT Group Inc., Series A, 7.00% 2016	6,000	5,505
Wells Fargo & Co. 3.625% 2015	28,250	28,897
Wells Fargo & Co. 5.625% 2017	8,500	9,306
Korea Development Bank 5.30% 2013	13,635	14,380
Korea Development Bank 8.00% 2014	15,365	17,531
Union Bank of California, NA 5.95% 2016	28,831	30,957
PNC Funding Corp. 5.40% 2014	10,000	10,962
PNC Bank NA 6.875% 2018	5,200	5,884
PNC Funding Corp. 5.125% 2020	11,040	11,501
Paribas, New York Branch 6.95% 2013	7,090	7,718
BNP Paribas 3.25% 2015	10,770	10,670
BNP Paribas 4.80% 20153	6,250	6,358
BNP Paribas 5.125% 20153	2,687	2,789
SunTrust Banks, Inc. 6.00% 2017	20,000	20,374
HSBC Finance Corp. 0.887% 20122	15,000	14,553
HSBC Bank PLC 3.50% 20153	5,000	5,054
Silicon Valley Bank 5.70% 2012	18,000	18,810
Westpac Banking Corp. 4.875% 2019	10,500	10,864
Bank of Ireland 10.00% 2020	€8,165	10,184
BBVA Bancomer SA 7.25% 20203	$9,875	9,767
Banco Santander-Chile 5.375% 20143	9,335	9,745
Zions Bancorporation 6.00% 2015	8,442	7,662
Nordea Bank, Series 2, 3.70% 20143	3,000	3,059
Bergen Bank 0.563% (undated)2	5,000	2,995
Development Bank of Singapore Ltd. 7.125% 20113	400	418
Norinchukin Finance (Cayman) Ltd. 5.625% 20162	£205	311
		1,027,362

Real estate — 2.08%
PLD International Finance LLC 4.375% 2011	€7,700	9,557
ProLogis 7.625% 2014	$22,750	24,165
ProLogis 5.625% 2015	13,035	12,515
ProLogis 5.625% 2016	15,130	14,242
ProLogis 5.75% 2016	27,620	26,321
ProLogis 6.625% 2018	53,205	50,769
ProLogis 7.375% 2019	27,860	27,330
ProLogis 6.875% 2020	12,150	11,504
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	32,950	33,311
Westfield Group 5.40% 20123	18,400	19,513
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	16,250	17,027
Westfield Group 7.50% 20143	12,500	14,178
Westfield Group 5.75% 20153	32,000	34,630
Westfield Group 5.70% 20163	14,195	15,135
Westfield Group 7.125% 20183	23,135	26,143
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,619
Kimco Realty Corp. 6.00% 2012	12,250	13,233
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,719
Kimco Realty Corp., Series C, 4.82% 2014	19,200	20,039
Kimco Realty Corp., Series C, 4.904% 2015	10,765	11,261
Kimco Realty Corp., Series C, 5.783% 2016	19,500	20,898
Kimco Realty Corp. 5.70% 2017	28,450	29,793
Kimco Realty Corp. 6.875% 2019	4,000	4,464
Hospitality Properties Trust 6.75% 2013	14,745	15,650
Hospitality Properties Trust 7.875% 2014	950	1,048
Hospitality Properties Trust 5.125% 2015	6,665	6,663
Hospitality Properties Trust 6.30% 2016	26,868	27,819
Hospitality Properties Trust 5.625% 2017	2,055	1,970
Hospitality Properties Trust 6.70% 2018	35,040	35,666
Simon Property Group, LP 6.75% 2014	11,265	12,672
Simon Property Group, LP 4.20% 2015	4,160	4,279
Simon Property Group, LP 5.25% 2016	7,595	8,099
Simon Property Group, LP 6.10% 2016	5,765	6,407
Simon Property Group, LP 5.875% 2017	16,000	17,323
Simon Property Group, LP 6.125% 2018	24,075	26,615
Simon Property Group, LP 10.35% 2019	8,995	11,991
Rouse Co. 7.20% 20126	17,475	19,834
Rouse Co. 5.375% 20136	7,250	7,794
Rouse Co. 6.75% 20133,6	3,750	4,144
Rouse Co. 3.625% 20096	5,200	5,460
ERP Operating LP 5.25% 2014	9,000	9,638
ERP Operating LP 6.584% 2015	13,040	14,803
ERP Operating LP 5.75% 2017	1,530	1,651
ERP Operating LP 7.125% 2017	5,000	5,718
Brandywine Operating Partnership, LP 5.75% 2012	27,110	28,020
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,071
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,580
Developers Diversified Realty Corp. 5.50% 2015	11,643	10,923
Developers Diversified Realty Corp. 9.625% 2016	4,820	5,235
Developers Diversified Realty Corp. 7.50% 2017	7,655	7,522
Realogy Corp., Letter of Credit, 3.231% 20132,4,7	2,924	2,476
Realogy Corp., Term Loan B, 3.292% 20132,4,7	10,827	9,169
Realogy Corp., Term Loan DD, 3.292% 20132,4,7	10,680	9,045
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,7	4,025	4,254
Boston Properties, Inc. 5.875% 2019	17,250	18,488
UDR, Inc., Series A, 5.25% 2015	13,030	13,332
Host Marriott, LP, Series K, 7.125% 2013	925	937
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	301
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,075	4,050
Host Hotels & Resorts LP 9.00% 2017	1,800	1,935
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,219
		820,167

Diversified financials — 1.65%
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,480
Countrywide Financial Corp., Series B, 5.80% 2012	$18,000	18,936
Bank of America Corp. 4.50% 2015	3,715	3,759
Bank of America Corp. 0.56% 20162	4,000	3,552
Bank of America Corp. 0.817% 20162	1,500	1,315
Bank of America Corp. 5.75% 2017	8,500	8,828
Bank of America Corp. 5.625% 2020	94,130	95,058
JPMorgan Chase & Co. 3.40% 2015	22,955	23,033
JPMorgan Chase & Co. 4.891% 20152	30,620	31,079
JPMorgan Chase Bank NA 6.00% 2017	15,000	16,359
JPMorgan Chase & Co. 6.00% 2018	7,000	7,741
JPMorgan Chase & Co. 4.95% 2020	11,500	11,974
Morgan Stanley, Series F, 6.00% 2015	26,360	27,577
Morgan Stanley, Series F, 5.625% 2019	52,125	50,516
UBS AG 3.875% 2015	20,500	20,419
UBS AG 5.875% 2017	42,520	45,074
Citigroup Inc. 4.75% 2015	27,090	27,105
Citigroup Inc. 6.01% 2015	4,940	5,187
Citigroup Inc. 6.125% 2017	27,000	28,238
Citigroup Inc. 6.875% 2038	1,175	1,237
SLM Corp., Series A, 4.50% 2010	38,000	38,080
SLM Corp., Series A, 0.546% 20112	8,700	8,242
SLM Corp., Series A, 5.40% 2011	5,000	4,972
SLM Corp., Series A, 5.375% 2013	3,000	2,911
Goldman Sachs Group, Inc. 6.15% 2018	18,925	19,855
Goldman Sachs Group, Inc. 5.375% 2020	28,960	28,669
Goldman Sachs Group, Inc. 6.125% 2033	3,085	3,029
Capital One Financial Corp. 5.50% 2015	12,223	13,131
Capital One Financial Corp. 6.15% 2016	10,000	10,595
Capital One Capital III 7.686% 20362	1,500	1,414
Capital One Capital IV 6.745% 20372	10,000	8,450
Lazard Group LLC 7.125% 2015	21,700	22,878
International Lease Finance Corp., Series Q, 5.45% 2011	2,000	1,981
International Lease Finance Corp., Series Q, 5.75% 2011	370	365
International Lease Finance Corp. 5.00% 2012	13,500	12,538
Northern Trust Corp. 5.50% 2013	1,000	1,113
Northern Trust Corp. 4.625% 2014	8,475	9,272
Northern Trust Corp. 5.85% 20173	3,750	4,222
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,563
Schwab Capital Trust I 7.50% 20372	3,755	3,733
Lehman Brothers Holdings Inc., Series G, 4.80% 20146	10,000	2,025
Lehman Brothers Holdings Inc., Series I, 6.875% 20186	15,000	3,131
Export-Import Bank of Korea 5.875% 2015	4,400	4,777
ING Bank NV 5.50% 2012	€3,750	4,713
American Express Co. 6.15% 2017	$1,650	1,811
		649,937

Insurance — 1.63%
Liberty Mutual Group Inc. 5.75% 20143	10,435	10,859
Liberty Mutual Group Inc. 6.70% 20163	11,250	12,139
Liberty Mutual Group Inc. 6.50% 20353	43,810	39,203
Liberty Mutual Group Inc. 7.50% 20363	33,110	32,788
Liberty Mutual Group Inc., Series A, 7.80% 20872,3	11,410	9,470
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	8,205	8,944
PRICOA Global Funding I 5.30% 20133	2,500	2,734
Prudential Holdings, LLC, Series C, 8.695% 20233,4	56,185	67,247
Prudential Financial, Inc. 8.875% 20682	4,465	4,834
CNA Financial Corp. 5.85% 2014	11,500	11,926
CNA Financial Corp. 6.50% 2016	24,875	26,095
CNA Financial Corp. 7.35% 2019	4,270	4,545
CNA Financial Corp. 7.25% 2023	24,145	24,453
Monumental Global Funding 5.50% 20133	16,370	17,521
Monumental Global Funding III 5.25% 20143	21,500	23,423
AEGON NV 6.125% 2031	£1,730	2,481
ACE INA Holdings Inc. 5.875% 2014	$17,445	19,316
ACE INA Holdings Inc. 5.70% 2017	3,500	3,838
ACE INA Holdings Inc. 5.80% 2018	1,000	1,096
ACE Capital Trust II 9.70% 2030	12,423	15,064
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	19,201
Allstate Corp., Series B, 6.125% 20672	16,990	15,057
AXA SA 8.60% 2030	2,315	2,621
AXA SA 6.463% (undated)2,3	40,000	31,550
Metropolitan Life Global Funding I, 5.125% 20133	18,310	19,816
MetLife Capital Trust IV 7.875% 20672,3	6,740	6,504
MetLife Capital Trust X 9.25% 20682,3	300	326
New York Life Global Funding 5.25% 20123	15,300	16,588
New York Life Global Funding 4.65% 20133	9,370	10,057
Nationwide Financial Services, Inc. 6.75% 20672	27,765	20,942
Principal Life Insurance Co. 5.30% 2013	18,150	19,639
Assurant, Inc. 5.625% 2014	16,000	16,920
Principal Life Global Funding I 4.40% 20103	16,600	16,688
Nationwide Mutual Insurance Co. 5.81% 20242,3	14,070	11,974
Lincoln National Corp. 5.65% 2012	11,250	11,905
Jackson National Life Global 5.375% 20133	10,000	10,750
UnumProvident Finance Co. PLC 6.85% 20153	2,839	3,019
Unum Group 7.125% 2016	7,000	7,701
ZFS Finance (USA) Trust II 6.45% 20652,3	6,500	5,883
ZFS Finance (USA) Trust V 6.50% 20672,3	5,040	4,561
RSA Insurance Group PLC 9.375% 20392	£3,765	6,679
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,676
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	$10,000	10,294
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20113	10,000	10,266
Loews Corp. 6.00% 2035	8,225	8,034
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,155
Munich Re Finance BV 6.75% 20232	€3,550	4,623
TIAA Global Markets 4.95% 20133	$3,000	3,269
Chubb Corp. 6.375% 20672	1,000	970
		642,644

Automobiles & components — 0.07%
American Honda Finance Corp. 5.125% 20103	21,850	22,243
Ford Motor Credit Co. 7.25% 2011	2,000	2,055
Ford Motor Credit Co. 7.375% 2011	300	306
Ford Motor Credit Co. 3.048% 20122	825	802
Ford Motor Credit Co. 8.70% 2014	2,275	2,373
		27,779

CONSUMER DISCRETIONARY — 3.54%
Media — 2.28%
Comcast Corp. 5.50% 2011	10,301	10,612
Comcast Cable Communications, Inc. 6.75% 2011	520	536
Tele-Communications, Inc. 9.80% 2012	17,500	19,585
Comcast Corp. 5.30% 2014	4,000	4,394
Comcast Corp. 5.85% 2015	20,875	23,622
Comcast Corp. 6.50% 2015	4,000	4,596
Comcast Corp. 5.90% 2016	1,400	1,580
Comcast Corp. 6.30% 2017	13,410	15,333
Comcast Corp. 5.875% 2018	45,975	51,235
Comcast Corp. 6.45% 2037	8,500	9,221
Comcast Corp. 6.95% 2037	15,520	17,712
Comcast Corp. 6.40% 2040	14,800	15,984
Time Warner Inc. 5.50% 2011	5,185	5,467
AOL Time Warner Inc. 6.875% 2012	10,000	10,899
Time Warner Inc. 5.875% 2016	30,670	34,621
Time Warner Companies, Inc. 7.25% 2017	1,600	1,910
Time Warner Inc. 4.875% 2020	16,250	16,790
Time Warner Companies, Inc. 7.57% 2024	12,340	14,988
AOL Time Warner Inc. 7.625% 2031	23,435	28,271
Time Warner Inc. 6.50% 2036	20,660	22,543
Time Warner Inc. 6.20% 2040	6,750	7,144
Time Warner Cable Inc. 6.20% 2013	12,700	14,214
Time Warner Cable Inc. 7.50% 2014	15,675	18,228
Time Warner Cable Inc. 8.25% 2014	15,750	18,632
Time Warner Cable Inc. 6.75% 2018	48,140	55,346
Time Warner Cable Inc. 8.25% 2019	7,215	8,887
News America Holdings Inc. 8.00% 2016	1,000	1,233
News America Holdings Inc. 8.25% 2018	2,000	2,512
News America Inc. 6.90% 2019	32,750	38,859
News America Inc. 6.15% 2037	300	314
News America Inc. 6.65% 2037	38,900	43,803
News America Inc. 6.90% 2039	1,050	1,209
Thomson Reuters Corp. 6.50% 2018	47,225	55,873
NBC Universal, Inc. 3.65% 20153	15,250	15,612
NBC Universal, Inc. 5.15% 20203	18,750	19,594
NBC Universal, Inc. 6.40% 20403	8,000	8,575
Univision Communications, Inc., First Lien Term Loan B, 2.25% 20142,4,7	23,193	19,398
Univision Communications Inc. 12.00% 20143	4,555	4,908
Univision Communications Inc. 10.50% 20152,3,8	22,729	19,036
Cox Communications, Inc. 7.125% 2012	7,000	7,782
Cox Communications, Inc. 5.45% 2014	17,045	18,833
Cox Communications, Inc. 9.375% 20193	7,225	9,590
Virgin Media Finance PLC, Series 1, 9.50% 2016	20,750	22,021
Virgin Media Inc. 6.50% 20183	2,750	2,716
Virgin Media Finance PLC 8.375% 20193	10,875	11,065
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	13,520	12,979
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	8,325	8,075
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	8,225	9,171
Charter Communications, Inc. 13.50% 2016	7,334	8,581
American Media Operations, Inc. 9.00% 20133,8	1,254	809
American Media Operations, Inc. 14.00% 20132,3,8	18,498	11,931
TL Acquisitions, Inc., Term Loan B, 3.03% 20142,4,7	6,615	5,723
Thomson Learning 10.50% 20153	7,275	6,802
Quebecor Media Inc. 7.75% 2016	5,670	5,585
Quebecor Media Inc. 7.75% 2016	4,900	4,826
Warner Music Group 7.375% 2014	2,100	2,011
Warner Music Group 9.50% 2016	7,175	7,677
UPC Holding BV 9.875% 20183	9,450	9,545
Grupo Televisa, SAB 6.625% 2040	8,700	9,108
Clear Channel Worldwide, Series B, 9.25% 20173	8,900	8,989
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	6,156
Regal Cinemas Corp. 8.625% 2019	2,000	2,020
AMC Entertainment Inc. 8.75% 2019	7,775	7,853
Radio One, Inc. 6.375% 2013	7,380	6,310
Ziggo Bond Co. BV 8.00% 2018	€4,000	4,740
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$4,300	4,348
Allbritton Communications Co. 8.00% 20183	4,000	3,980
UPC Germany GmbH 8.125% 20173	1,100	1,083
UPC Germany GmbH 9.625% 2019	€2,250	2,806
Local T.V. Finance LLC, Term Loan B, 2.35% 20132,4,7	$368	325
Local T.V. Finance LLC 10.00% 20152,3,8	3,907	3,262
Gray Television Inc. 10.50% 20153	3,355	3,271
Cinemark USA, Inc., Term Loan, 3.56% 20162,4,7	409	398
Cinemark USA, Inc. 8.625% 2019	2,000	2,020
Walt Disney Co. 5.625% 2016	2,000	2,333
CSC Holdings, Inc. 8.50% 20153	400	417
		898,417

Retailing — 0.64%
Staples, Inc. 7.75% 2011	14,150	14,791
Staples, Inc. 9.75% 2014	28,470	34,950
Nordstrom, Inc. 6.75% 2014	35,860	41,708
Michaels Stores, Inc., Term Loan B1, 2.813% 20132,4,7	2,066	1,920
Michaels Stores, Inc. 10.00% 2014	20,775	21,554
Michaels Stores, Inc. 0%/13.00% 20169	5,435	4,864
Michaels Stores, Inc. 0%/13.00% 20163,9	1,800	1,611
Michaels Stores, Inc., Term Loan B2, 5.063% 20162,4,7	700	667
Macy’s Retail Holdings, Inc. 8.375% 20152	21,770	24,110
Federated Retail Holdings, Inc. 5.90% 2016	2,375	2,393
Neiman Marcus Group, Inc. 9.00% 20152,8	14,867	14,979
Neiman Marcus Group, Inc. 10.375% 2015	4,325	4,422
Toys "R" Us-Delaware, Inc., Term Loan B, 4.597% 20122,4,7	5,483	5,427
Toys "R" Us, Inc. 8.50% 20173	6,275	6,463
Toys "R" Us, Inc. 10.75% 20173	650	713
Bon-Ton Department Stores, Inc. 10.25% 2014	12,050	11,899
Marks and Spencer Group PLC 6.25% 20173	8,500	9,087
Marks and Spencer Group PLC 7.125% 20373	850	894
Kohl’s Corp. 6.25% 2017	2,000	2,333
Kohl’s Corp. 6.00% 2033	3,878	4,161
Kohl’s Corp. 6.875% 2037	2,787	3,379
Burlington Coat Factory Warehouse Corp. 11.125% 2014	9,160	9,527
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,828
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,129
Dollar General Corp., Term Loan B2, 3.10% 20142,4,7	854	813
Dollar General Corp. 10.625% 2015	3,042	3,342
Dollar General Corp. 11.875% 20172,8	3,244	3,702
Home Depot, Inc. 5.875% 2036	6,000	6,172
Edcon (Proprietary) Ltd. 3.969% 20142	€6,500	5,683
Edcon (Proprietary) Ltd. 3.969% 20142	500	437
Lowe’s Companies, Inc. 5.80% 2040	$1,790	1,988
		251,946

Consumer services — 0.29%
MGM MIRAGE 6.75% 2012	1,050	982
MGM MIRAGE 6.75% 2013	1,850	1,660
MGM MIRAGE 13.00% 2013	5,150	5,961
MGM MIRAGE 5.875% 2014	6,575	5,244
MGM MIRAGE 10.375% 2014	3,025	3,305
MGM MIRAGE 6.625% 2015	3,600	2,853
MGM MIRAGE 11.125% 2017	4,375	4,845
MGM MIRAGE 9.00% 20203	2,900	2,994
Boyd Gaming Corp. 7.75% 2012	2,550	2,537
Boyd Gaming Corp. 6.75% 2014	8,925	7,854
Boyd Gaming Corp. 7.125% 2016	9,000	7,448
Seminole Tribe of Florida 5.798% 20133,4	8,295	8,260
Seminole Tribe of Florida 7.804% 20203,4	8,870	8,133
Marriott International, Inc., Series I, 6.375% 2017	12,750	13,417
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,594
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	4,911
Mohegan Tribal Gaming Authority 6.875% 2015	1,800	1,287
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	6,998
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,625	5,667
Royal Caribbean Cruises Ltd. 11.875% 2015	4,425	5,111
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,812
Seneca Gaming Corp. 7.25% 2012	3,025	2,972
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,154
NCL Corporation Ltd. 11.75% 2016	2,650	2,783
		116,782

Automobiles & components — 0.23%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,818
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,687
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,427
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	21,030
DaimlerChrysler North America Holding Corp. 8.50% 2031	6,750	8,646
Allison Transmission Holdings, Inc., Term Loan B, 3.11% 20142,4,7	5,606	5,122
Allison Transmission Holdings, Inc. 11.00% 20153	4,160	4,378
Allison Transmission Holdings, Inc. 11.25% 20152,3,8	12,402	13,115
Tenneco Automotive Inc. 8.625% 2014	3,025	3,067
FCE Bank PLC 7.125% 2013	€2,000	2,470
		90,760

Consumer durables & apparel — 0.10%
Fortune Brands, Inc. 6.375% 2014	$20,000	22,282
Hanesbrands Inc., Series B, 4.121% 20142	11,105	10,564
Hanesbrands Inc. 8.00% 2016	3,100	3,158
Jarden Corp. 8.00% 2016	3,020	3,118
Sealy Mattress Co. 10.875% 20163	485	538
		39,660

INDUSTRIALS — 2.83%
Transportation — 1.40%
Continental Airlines, Inc. 8.75% 2011	300	303
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20124	14,435	14,489
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20124	12,500	12,492
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.886% 20152,4	1,044	904
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20164	23,487	23,480
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20174	153	146
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	1,109	1,034
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	192	180
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	15,774	15,745
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	34,980	35,155
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	749	732
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	14,061	14,255
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20204	10,355	9,604
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20214	277	281
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	3,163	3,076
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	12,906	13,068
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	10,111	9,479
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	12,695	12,846
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	11,011	11,307
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	1,031	1,003
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20124	400	405
Northwest Airlines, Inc., Term Loan B, 4.04% 20132,4,7	2,294	2,030
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	11,000	11,426
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	8,040	8,100
Northwest Airlines, Inc., Term Loan A, 2.29% 20182,4,7	62,176	53,005
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	4,484	4,204
AMR Corp., Series B, 10.45% 2011	150	148
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	3,750	3,788
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	5,405	5,412
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20124	18,165	17,961
AMR Corp. 9.00% 2012	1,300	1,164
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	38,010	38,818
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	500	412
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,809
Burlington Northern Santa Fe Corp. 7.00% 2014	5,125	5,978
Burlington Northern Santa Fe Corp. 5.65% 2017	12,500	13,992
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	11,288
Burlington Northern Santa Fe Corp. 4.70% 2019	9,800	10,399
Burlington Northern Santa Fe Corp. 6.15% 2037	4,500	5,082
BNSF Funding Trust I 6.613% 20552	13,530	12,919
Union Pacific Corp. 5.125% 2014	8,430	9,250
Union Pacific Corp. 5.75% 2017	22,965	25,968
Union Pacific Corp. 5.70% 2018	4,000	4,488
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20224	6,703	7,716
Union Pacific Corp. 6.15% 2037	10,930	12,285
CSX Corp. 5.75% 2013	8,385	9,170
CSX Corp. 6.25% 2018	10,000	11,500
CSX Corp. 7.375% 2019	15,000	18,403
Norfolk Southern Corp. 6.75% 2011	991	1,021
Norfolk Southern Corp. 5.75% 2016	6,740	7,656
Norfolk Southern Corp. 5.75% 2018	7,625	8,633
Norfolk Southern Corp. 5.90% 2019	11,250	12,957
Norfolk Southern Corp. 7.05% 2037	3,400	4,213
United Air Lines, Inc., Term Loan B, 2.375% 20142,4,7	8,298	7,194
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,4	868	736
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20244	6,903	6,402
Kansas City Southern Railway Co. 13.00% 2013	2,190	2,642
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,399
CEVA Group PLC, Bridge Loan, 9.10% 20152,4,5,7	1,500	1,260
CEVA Group PLC 11.625% 20163	890	923
CEVA Group PLC 11.50% 20183	1,650	1,683
RailAmerica, Inc. 9.25% 2017	3,200	3,368
Canadian National Railway Co. 6.375% 2037	1,000	1,219
		552,005

Capital goods — 1.29%
BAE Systems Holdings Inc. 4.75% 20103,4	10,350	10,390
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4	18,767	19,613
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4	26,362	28,241
BAE Systems Holdings Inc. 4.95% 20143	16,250	17,645
BAE Systems Holdings Inc. 6.375% 20193	200	228
Volvo Treasury AB 5.95% 20153	65,813	68,866
Volvo Treasury AB 5.00% 2017	€3,115	3,903
Northrop Grumman Systems Corp. 7.125% 2011	$8,000	8,288
Northrop Grumman Corp. 3.70% 2014	9,500	9,973
Northrop Grumman Corp. 7.75% 2016	13,420	16,749
Northrop Grumman Corp. 5.05% 2019	18,680	20,566
Northrop Grumman Systems Corp. 7.75% 2031	3,000	4,035
Lockheed Martin Corp. 4.121% 2013	6,000	6,429
Lockheed Martin Corp. 4.25% 2019	34,900	36,762
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,966
Hutchison Whampoa International Ltd. 7.00% 20113	24,300	25,099
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,888
Raytheon Co. 6.40% 2018	9,500	11,414
Raytheon Co. 6.75% 2018	4,030	4,811
Raytheon Co. 4.40% 2020	10,970	11,792
Koninklijke Philips Electronics NV 5.75% 2018	20,000	22,650
United Technologies Corp. 4.50% 2020	14,430	15,643
United Technologies Corp. 5.70% 2040	5,000	5,603
Ashtead Group PLC 8.625% 20153	4,675	4,652
Ashtead Capital, Inc. 9.00% 20163	14,125	13,913
US Investigations Services, Inc., Term Loan B, 3.539% 20152,4,7	3,647	3,154
US Investigations Services, Inc. 10.50% 20153	9,200	8,786
US Investigations Services, Inc. 11.75% 20163	6,580	6,004
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.09% 20142,4,7	302	272
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.09% 20142,4,7	293	264
DAE Aviation Holdings, Inc. 11.25% 20153	17,285	17,199
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.433% 20142,4,7	320	260
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.533% 20142,4,7	5,432	4,407
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,4,7	1,117	1,106
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,8	11,847	9,418
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	106
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	13,413	13,832
TransDigm Inc. 7.75% 20143	11,435	11,521
TransDigm Inc. 7.75% 2014	1,325	1,335
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,845
Honeywell International Inc. 5.00% 2019	8,725	9,768
John Deere Capital Corp. 5.40% 2011	3,500	3,693
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,234
John Deere Capital Corp. 5.10% 2013	150	163
Atlas Copco AB 5.60% 20173	4,525	4,906
Navistar International Corp. 8.25% 2021	3,000	3,060
AMH Holdings, Inc. 9.875% 2016	2,250	2,424
Esterline Technologies Corp. 6.625% 2017	2,400	2,376
RBS Global, Inc. and Rexnord LLC 8.50% 20183	2,000	1,950
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,654
Esco Corp. 4.412% 20132,3	325	299
Esco Corp. 8.625% 20133	1,100	1,097
Sequa Corp., Term Loan B, 3.55% 20142,4,7	874	793
Oshkosh Corp. 8.50% 2020	750	784
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	525
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	227
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	400
		507,981

Commercial & professional services — 0.14%
Nielsen Finance LLC, Term Loan A, 2.35% 20132,4,7	3,378	3,186
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	2,150	2,209
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,811
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	33,275	31,861
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	475	521
ARAMARK Corp., Letter of Credit, 2.223% 20142,4,7	23	21
ARAMARK Corp., Term Loan B, 2.408% 20142,4,7	315	295
ARAMARK Corp. 3.844% 20152	3,450	3,191
ARAMARK Corp. 8.50% 2015	9,450	9,592
ARAMARK Corp., Letter of Credit, 3.448% 20162,4,7	163	158
ARAMARK Corp., Term Loan B, 3.783% 20162,4,7	2,484	2,398
		55,243

UTILITIES — 2.70%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,750	51,724
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	57,530
Energy East Corp. 6.75% 2012	7,155	7,735
Iberdrola Finance Ireland 3.80% 20143	37,910	37,735
Scottish Power PLC 5.375% 2015	31,415	33,633
Iberdrola Finance Ireland 5.00% 20193	11,500	11,285
Ohio Edison Co. 6.40% 2016	13,750	15,369
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,272
Pennsylvania Electric Co. 6.05% 2017	5,165	5,724
Jersey Central Power & Light Co. 4.80% 2018	11,025	11,113
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	31,476
Toledo Edison Co. 7.25% 2020	10,000	12,138
Toledo Edison Co. 6.15% 2037	3,815	4,099
E.ON International Finance BV 5.80% 20183	70,625	79,800
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,249
MidAmerican Energy Co. 5.125% 2013	3,000	3,267
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,181
MidAmerican Energy Co. 4.65% 2014	5,000	5,478
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	243
MidAmerican Energy Co. 5.95% 2017	3,000	3,449
MidAmerican Energy Co. 5.30% 2018	5,000	5,571
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	42,242
Niagara Mohawk Power 3.553% 20143	15,690	16,114
National Grid PLC 6.30% 2016	37,605	42,505
National Grid Co. PLC 5.875% 2024	£170	273
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$2,500	2,770
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,428
Consumers Energy Co. 5.65% 2018	6,925	7,691
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	35,139
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,852
Veolia Environnement 5.25% 2013	18,235	19,695
Veolia Environnement 6.00% 2018	11,445	12,641
Veolia Environnement 6.125% 2033	€13,640	19,746
Edison Mission Energy 7.50% 2013	$3,000	2,595
Edison Mission Energy 7.75% 2016	3,025	2,118
Midwest Generation, LLC, Series B, 8.56% 20164	15,826	15,628
Edison Mission Energy 7.00% 2017	5,875	3,789
Edison Mission Energy 7.20% 2019	14,400	8,928
Homer City Funding LLC 8.734% 20264	13,408	12,402
Edison Mission Energy 7.625% 2027	6,900	3,950
Enel Finance International SA 3.875% 20143	32,990	33,291
Enel Finance International SA 5.125% 20193	1,000	1,006
ENEL SpA 5.625% 2027	€5,760	7,657
Israel Electric Corp. Ltd. 7.25% 20193	$24,800	27,458
Israel Electric Corp. 7.25% 2019	4,375	4,844
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,896
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20142,4,7	30,028	22,307
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	9,505	6,321
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	1,820	1,210
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,511
Progress Energy, Inc. 6.05% 2014	2,100	2,340
Progress Energy, Inc. 7.05% 2019	15,175	17,958
Ohio Power Co., Series H, 4.85% 2014	5,965	6,410
Ohio Power Co., Series K, 6.00% 2016	15,000	17,009
Ohio Power Co., Series G, 6.60% 2033	1,500	1,692
AES Corp. 9.375% 2010	129	130
AES Corp. 8.75% 20133	248	253
AES Corp. 7.75% 2015	11,575	11,778
AES Corp. 8.00% 2017	5,000	5,075
AES Corp. 8.00% 2020	3,350	3,384
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,640
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,844
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,124
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	11,468
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,268
Public Service Co. of Colorado 5.80% 2018	6,300	7,250
Public Service Co. of Colorado 5.125% 2019	4,350	4,824
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,535
Union Electric Co. 4.65% 2013	3,000	3,212
Ameren Corp. 8.875% 2014	7,000	8,121
Union Electric Co. 5.40% 2016	5,750	6,262
Intergen Power 9.00% 20173	17,450	17,450
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	12,276
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,762
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	1,938
Electricité de France SA 6.50% 20193	14,250	16,609
PSEG Power LLC 7.75% 2011	10,000	10,497
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,482
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,526
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,494
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,526
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,728
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,655
NRG Energy, Inc. 7.25% 2014	2,900	2,947
NRG Energy, Inc. 7.375% 2016	5,500	5,486
NRG Energy, Inc. 7.375% 2017	700	695
SP PowerAssets Ltd. 5.00% 20133	8,000	8,636
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20284	7,125	7,807
PG&E Corp. 5.75% 2014	2,000	2,218
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,126
Kern River Funding Corp. 4.893% 20183,4	7,018	7,294
Colbun SA 6.00% 20203	5,400	5,658
Consolidated Edison Co. of New York 4.45% 2020	5,000	5,310
Korea East-West Power Co., Ltd. 4.875% 20113	5,000	5,070
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,4	2,414	2,625
Teco Finance, Inc. 5.15% 2020	1,700	1,775
		1,067,245

ENERGY — 2.68%
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,624
Kinder Morgan Energy Partners LP 5.00% 2013	11,571	12,324
Kinder Morgan Energy Partners LP 5.125% 2014	27,552	29,169
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,237
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	24,407
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,479
Kinder Morgan Energy Partners LP 5.30% 2020	5,000	5,181
Kinder Morgan Energy Partners LP 6.85% 2020	47,435	54,082
Kinder Morgan Energy Partners LP 6.55% 2040	4,000	4,165
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	31,522
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,194
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,950	34,080
Enbridge Energy Partners, LP 8.05% 20772	12,235	12,063
Gazprom OJSC, Series 13, 6.605% 2018	€8,200	10,490
Gazprom OJSC 9.25% 2019	$18,900	21,830
Gazprom OJSC 6.51% 20223	24,495	23,723
Gazprom OJSC, Series 9, 6.51% 2022	3,500	3,390
Gazprom OJSC, Series 2, 8.625% 20343	2,050	2,360
Gazprom OJSC 7.288% 2037	9,050	8,978
Gazprom OJSC 7.288% 20373	4,500	4,464
Shell International Finance BV 1.30% 2011	17,125	17,233
Shell International Finance BV 1.875% 2013	16,500	16,650
Shell International Finance BV 4.00% 2014	21,040	22,273
Shell International Finance BV 3.10% 2015	10,000	10,166
Shell International Finance BV 4.30% 2019	7,875	8,142
TransCanada PipeLines Ltd. 3.40% 2015	14,280	14,829
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,800
TransCanada PipeLines Ltd. 7.125% 2019	7,540	9,180
TransCanada PipeLines Ltd. 6.10% 2040	5,250	5,670
TransCanada PipeLines Ltd. 6.35% 20672	25,895	23,110
Rockies Express Pipeline LLC 6.25% 20133	8,500	9,052
Rockies Express Pipeline LLC 6.85% 20183	37,800	39,883
Enbridge Inc. 5.80% 2014	9,200	10,270
Enbridge Inc. 4.90% 2015	3,250	3,513
Enbridge Inc. 5.60% 2017	28,980	32,293
Devon Energy Corp. 5.625% 2014	10,250	11,387
Devon Energy Corp. 6.30% 2019	17,925	20,801
Devon Financing Corp. ULC 7.875% 2031	9,600	12,228
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	6,008
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20153	10,000	10,075
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,478
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20203	16,600	17,007
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 20403	9,250	9,325
Petrobras International 5.75% 2020	24,140	24,431
Petrobras International 6.875% 2040	17,510	17,741
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	354
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144	800	896
Ras Laffan Liquefied Natural Gas III 5.832% 20164	2,000	2,132
Ras Laffan Liquefied Natural Gas III 6.75% 20193	2,500	2,776
Ras Laffan Liquefied Natural Gas II 5.298% 20203,4	21,470	22,309
Ras Laffan Liquefied Natural Gas III 5.838% 20273,4	10,000	10,359
Ras Laffan Liquefied Natural Gas III 6.332% 20274	2,000	2,160
StatoilHydro ASA 2.90% 2014	15,360	15,720
StatoilHydro ASA 3.875% 2014	7,000	7,456
StatoilHydro ASA 5.125% 20143	3,070	3,395
StatoilHydro ASA 5.25% 2019	13,080	14,373
Williams Companies, Inc. 6.375% 20103	1,500	1,513
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,690
Williams Companies, Inc. 7.875% 2021	18,851	21,646
Williams Companies, Inc. 8.75% 2032	7,307	8,549
Husky Energy Inc. 6.25% 2012	1,760	1,900
Husky Energy Inc. 6.20% 2017	16,415	18,533
Husky Energy Inc. 7.25% 2019	10,830	13,111
Husky Energy Inc. 6.80% 2037	2,000	2,287
Chevron Corp. 3.95% 2014	3,200	3,433
Chevron Corp. 4.95% 2019	28,830	31,758
Total Capital SA 3.00% 2015	19,250	19,463
Total Capital SA 3.125% 2015	6,850	6,967
Total Capital SA 4.45% 2020	3,500	3,580
Enterprise Products Operating LP 7.50% 2011	5,000	5,151
Enterprise Products Operating LLC 5.65% 2013	17,850	19,376
Enterprise Products Operating LLC 7.00% 20672	1,770	1,562
Pemex Finance Ltd. 8.875% 20104	3,200	3,260
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20174	11,700	14,266
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,316
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,617
Petroplus Finance Ltd. 6.75% 20143	6,500	5,688
Petroplus Finance Ltd. 7.00% 20173	17,675	14,494
Petroplus Finance Ltd. 9.375% 20193	3,650	3,157
Apache Corp. 6.00% 2013	2,420	2,713
Apache Corp. 5.625% 2017	7,200	8,122
Apache Corp. 6.90% 2018	7,145	8,700
Sunoco, Inc. 9.625% 2015	8,750	10,382
Teekay Corp. 8.50% 2020	6,375	6,375
BP Capital Markets PLC 3.875% 2015	7,000	5,971
Qatar Petroleum 5.579% 20113,4	5,224	5,331
General Maritime Corp. 12.00% 20173	2,650	2,716
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,460
Overseas Shipholding Group, Inc. 8.125% 2018	2,400	2,370
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143,4	1,187	1,228
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144	1,029	1,065
		1,055,987

TELECOMMUNICATION SERVICES — 2.41%
Olivetti Finance NV 7.25% 2012	€8,830	11,610
Telecom Italia Capital SA 5.25% 2015	$72,100	72,850
Telecom Italia Capital SA 6.999% 2018	23,000	24,536
Telecom Italia Capital SA 7.175% 2019	31,500	33,970
Telecom Italia Capital SA 6.375% 2033	2,833	2,544
Telecom Italia SpA 7.75% 2033	€8,270	11,496
Telecom Italia Capital SA 7.20% 2036	$2,000	1,945
Telecom Italia Capital SA 7.721% 2038	5,917	6,076
Verizon Communications Inc. 3.75% 2011	82,675	84,696
ALLTEL Corp. 7.00% 2012	18,299	20,225
Verizon Global Funding Corp. 7.375% 2012	7,500	8,431
Verizon Communications Inc. 5.55% 2014	4,710	5,285
Verizon Communications Inc. 8.50% 2018	16,000	20,835
Verizon Communications Inc. 8.75% 2018	15,000	19,530
SBC Communications Inc. 6.25% 2011	250	259
AT&T Wireless Services, Inc. 7.875% 2011	15,455	16,163
SBC Communications Inc. 5.875% 2012	20,337	22,200
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,139
AT&T Inc. 4.95% 2013	20,950	22,754
SBC Communications Inc. 5.10% 2014	4,745	5,269
SBC Communications Inc. 5.625% 2016	29,575	33,564
AT&T Inc. 5.50% 2018	1,500	1,661
AT&T Inc. 6.55% 2039	21,500	24,165
France Télécom 7.75% 20112	32,000	33,397
France Télécom 4.375% 2014	19,110	20,627
France Télécom 5.375% 2019	23,565	25,757
Sprint Capital Corp. 8.375% 2012	900	948
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,160
Nextel Communications, Inc., Series F, 5.95% 2014	30,070	28,040
Nextel Communications, Inc., Series D, 7.375% 2015	11,700	11,174
Cricket Communications, Inc. 9.375% 2014	33,285	33,951
Cricket Communications, Inc. 7.75% 2016	11,600	11,890
Vodafone Group PLC 5.625% 2017	16,080	17,661
Vodafone Group PLC 5.45% 2019	25,000	26,809
Telefónica Emisiones, SAU 4.949% 2015	13,210	13,852
Telefónica Emisiones, SAU 5.134% 2020	24,500	24,603
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,382
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,430
Deutsche Telekom International Finance BV 6.75% 2018	10,900	12,651
MetroPCS Wireless, Inc. 9.25% 2014	17,225	17,828
MetroPCS Wireless, Inc. 9.25% 2014	11,125	11,514
América Móvil, SAB de CV 5.00% 20203	6,700	6,956
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,974
América Móvil, SAB de CV 6.125% 20403	$15,750	16,525
Clearwire Communications LLC/Finance 12.00% 20153	16,900	16,837
Clearwire Communications LLC/Finance 12.00% 20153	1,500	1,494
Wind Acquisition SA 11.75% 20173	17,275	17,793
Koninklijke KPN NV 8.375% 2030	12,725	16,708
PCCW-HKT Capital Ltd. 8.00% 20112,3	15,000	16,042
American Tower Corp. 4.625% 2015	14,875	15,490
New Communications Holdings 7.875% 20153	1,525	1,544
New Communications Holdings 8.25% 20173	5,825	5,876
New Communications Holdings 8.50% 20203	2,900	2,922
New Communications Holdings 8.75% 20223	1,825	1,834
Intelsat, Ltd. 8.875% 2015	4,275	4,366
Intelsat Jackson Holding Co., Series B, 8.875% 20153	1,950	1,991
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,216
Intelsat Jackson Holding Co. 8.50% 20193	1,175	1,193
Digicel Group Ltd. 12.00% 20143	5,425	6,096
Digicel Group Ltd. 8.875% 20153	2,150	2,112
SK Telecom Co., Ltd. 4.25% 20113	6,000	6,097
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,706
Singapore Telecommunications Ltd. 6.375% 20113	2,050	2,186
Crown Castle International Corp. 9.00% 2015	2,550	2,709
Crown Castle International Corp. 7.75% 20173	300	319
Sorenson Communications 10.50% 20153	3,575	2,270
Hawaiian Telcom Communications, Inc. 8.765% 20132,6	3,605	81
Hawaiian Telcom Communications, Inc. 9.75% 20136	7,715	174
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20142,4,7,8	2,168	1,824
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	3,050	—
Orascom Telecom 7.875% 20143	1,010	932
SBA Telecommunications, Inc. 8.00% 20163	725	754
Trilogy International Partners LLC, Term Loan B, 4.034% 20122,4,5,7	275	250
		951,148

HEALTH CARE — 2.09%
Pharmaceuticals, biotechnology & life sciences — 1.24%
Roche Holdings Inc. 5.00% 20143	28,500	31,496
Roche Holdings Inc. 6.00% 20193	49,180	57,340
Roche Holdings Inc. 7.00% 20393	11,060	14,393
Pfizer Inc. 4.45% 2012	11,040	11,652
Pfizer Inc. 5.35% 2015	5,125	5,813
Wyeth 5.50% 2016	15,000	17,215
Pfizer Inc. 6.20% 2019	40,250	47,916
Schering-Plough Corp. 5.30% 20132	14,559	16,345
Schering-Plough Corp. 5.375% 2014	€13,155	18,108
Merck & Co., Inc. 4.00% 2015	$5,000	5,421
Schering-Plough Corp. 6.00% 2017	23,740	27,932
Novartis Capital Corp. 1.90% 2013	23,000	23,363
Novartis Capital Corp. 4.125% 2014	13,525	14,605
Novartis Capital Corp. 2.90% 2015	7,750	7,981
Novartis Securities Investment Ltd. 5.125% 2019	13,280	14,892
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,881
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,192
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	17,915
Biogen Idec Inc. 6.00% 2013	30,050	33,074
Biogen Idec Inc. 6.875% 2018	20,000	22,823
Abbott Laboratories 2.70% 2015	11,500	11,773
Abbott Laboratories 5.125% 2019	10,000	11,178
Elan Finance PLC and Elan Finance Corp. 4.663% 20132	4,175	4,008
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,093
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	5,350	5,223
AstraZeneca PLC 5.40% 2012	12,000	13,110
Patheon Inc. 8.625% 20173	2,010	2,005
Quintiles Transnational 9.50% 20142,3,8	1,980	1,995
		487,742

Health care equipment & services — 0.85%
Cardinal Health, Inc. 5.50% 2013	12,535	13,698
Cardinal Health, Inc. 4.00% 2015	10,340	10,754
Cardinal Health, Inc. 5.80% 2016	11,509	12,905
Allegiance Corp. 7.00% 2026	9,635	11,063
Express Scripts Inc. 5.25% 2012	14,105	15,076
Express Scripts Inc. 6.25% 2014	28,133	31,881
Hospira, Inc. 6.40% 2015	3,010	3,423
Hospira, Inc. 6.05% 2017	31,280	35,267
UnitedHealth Group Inc. 5.25% 2011	2,463	2,528
UnitedHealth Group Inc. 6.00% 2017	25,642	28,197
UnitedHealth Group Inc. 5.80% 2036	1,000	1,009
Boston Scientific Corp. 4.50% 2015	4,530	4,454
Boston Scientific Corp. 6.25% 2015	11,115	11,536
Boston Scientific Corp. 6.00% 2020	12,125	12,060
Boston Scientific Corp. 7.375% 2040	575	585
Coventry Health Care, Inc. 6.30% 2014	13,395	14,153
Coventry Health Care, Inc. 5.95% 2017	11,440	10,942
PTS Acquisition Corp. 9.50% 20152,8	22,716	21,751
Tenet Healthcare Corp. 7.375% 2013	8,195	8,236
Tenet Healthcare Corp. 9.25% 2015	7,170	7,439
Tenet Healthcare Corp. 8.875% 20193	3,950	4,207
Aetna Inc. 5.75% 2011	17,500	18,209
VWR Funding, Inc., Series B, 10.25% 20152,8	16,919	17,173
HealthSouth Corp. 10.75% 2016	9,980	10,828
Surgical Care Affiliates, Inc. 8.875% 20152,3,8	3,927	3,913
Surgical Care Affiliates, Inc. 10.00% 20173	6,845	6,794
Bausch & Lomb Inc. 9.875% 2015	7,625	7,873
HCA Inc. 9.125% 2014	695	729
HCA Inc. 9.25% 2016	530	563
HCA Inc. 9.625% 20162,8	557	597
HCA Inc., Term Loan B2, 3.783% 20172,4,7	1,673	1,601
Symbion Inc. 11.75% 20152,8	2,619	2,301
Merge Healthcare Inc. 11.75% 20153	1,225	1,226
WellPoint, Inc. 5.00% 2011	1,000	1,020
		333,991

CONSUMER STAPLES — 1.75%
Food & staples retailing — 0.99%
Kroger Co. 5.00% 2013	18,000	19,279
Kroger Co. 7.50% 2014	11,955	13,982
Kroger Co. 3.90% 2015	3,580	3,781
Kroger Co. 6.40% 2017	48,190	56,175
Kroger Co. 6.15% 2020	6,190	7,164
CVS Caremark Corp. 6.117% 20133,4	686	738
CVS Caremark Corp. 4.75% 2020	29,341	30,095
CVS Caremark Corp. 5.789% 20263,4	14,762	14,839
CVS Caremark Corp. 6.036% 20284	19,195	19,687
CVS Caremark Corp. 6.943% 20304	22,276	24,636
CVS Caremark Corp. 6.125% 2039	5,700	6,114
Wal-Mart Stores, Inc. 2.25% 2015	1,000	997
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,993
Wal-Mart Stores, Inc. 5.375% 2017	4,500	5,168
Wal-Mart Stores, Inc. 5.80% 2018	12,800	15,102
Wal-Mart Stores, Inc. 4.875% 2040	11,300	11,127
Delhaize Group 5.875% 2014	6,890	7,696
Delhaize Group 6.50% 2017	26,205	30,239
Delhaize America, Inc. 9.00% 2031	2,850	3,906
Tesco PLC 5.50% 20173	25,325	28,188
SUPERVALU INC. 7.50% 2012	365	377
Albertson’s, Inc. 7.25% 2013	3,525	3,604
SUPERVALU INC. 7.50% 2014	830	834
SUPERVALU INC. 8.00% 2016	12,525	12,462
Albertson’s, Inc. 8.00% 2031	3,700	3,219
Safeway Inc. 6.25% 2014	100	114
Safeway Inc. 6.35% 2017	15,000	17,338
Safeway Inc. 5.00% 2019	1,000	1,075
Stater Bros. Holdings Inc. 8.125% 2012	5,275	5,301
Stater Bros. Holdings Inc. 7.75% 2015	12,025	12,055
Tops Markets 10.125% 20153	13,075	13,533
Walgreen Co. 4.875% 2013	5,000	5,502
Costco Wholesale Corp. 5.30% 2012	3,000	3,217
Ingles Markets, Inc. 8.875% 2017	2,550	2,607
		392,144

Food, beverage & tobacco — 0.74%
Anheuser-Busch InBev NV 2.50% 20133	5,000	5,063
Anheuser-Busch InBev NV 7.20% 20143	25,000	28,769
Anheuser-Busch InBev NV 3.625% 20153	29,250	29,971
Anheuser-Busch InBev NV 4.125% 2015	37,375	39,165
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,053
Anheuser-Busch InBev NV 6.875% 20193	$7,740	8,942
Anheuser-Busch InBev NV 7.75% 20193	18,367	22,329
Anheuser-Busch InBev NV 5.00% 20203	2,500	2,619
Anheuser-Busch InBev NV 5.375% 2020	17,600	19,001
Altria Group, Inc. 9.70% 2018	7,925	10,051
Altria Group, Inc. 9.25% 2019	20,550	25,690
Kraft Foods Inc. 2.625% 2013	10,215	10,416
Kraft Foods Inc. 4.125% 2016	5,000	5,284
Kraft Foods Inc. 5.375% 2020	13,390	14,375
PepsiCo, Inc. 3.10% 2015	22,000	22,930
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,062
Coca-Cola Co. 4.875% 2019	7,500	8,323
Smithfield Foods, Inc., Series B, 7.75% 2013	150	149
Smithfield Foods, Inc. 10.00% 20143	2,475	2,753
Smithfield Foods, Inc. 7.75% 2017	3,825	3,672
CEDC Finance Corp. 9.125% 20163	3,500	3,395
BFF International Ltd. 7.25% 20203	3,000	3,090
Diageo Capital PLC 5.75% 2017	1,437	1,628
Tyson Foods, Inc. 10.50% 2014	700	819
Tyson Foods, Inc. 7.85% 20162	500	546
Constellation Brands, Inc. 8.375% 2014	550	589
Constellation Brands, Inc. 7.25% 2017	750	764
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,248
Cott Beverages Inc. 8.375% 20173	1,000	1,013
		293,709

Household & personal products — 0.02%
Spectrum Brands Inc. 9.50% 20183	5,150	5,317
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,621
Procter & Gamble Co. 3.50% 2015	150	160
		7,098

INFORMATION TECHNOLOGY — 0.85%
Semiconductors & semiconductor equipment — 0.46%
NXP BV and NXP Funding LLC 3.053% 20132	8,895	7,639
NXP BV and NXP Funding LLC 3.394% 20132	€5,525	5,810
NXP BV and NXP Funding LLC 10.00% 201310	$6,882	7,364
NXP BV and NXP Funding LLC 7.875% 2014	17,925	16,536
NXP BV and NXP Funding LLC 8.625% 2015	€11,375	11,684
NXP BV and NXP Funding LLC 9.50% 2015	$10,720	9,005
Freescale Semiconductor, Inc. 8.875% 2014	4,300	3,945
Freescale Semiconductor, Inc. 9.125% 20142,8	24,072	21,665
Freescale Semiconductor, Inc., Term Loan, 4.604% 20162,4,7	681	600
Freescale Semiconductor, Inc. 10.125% 2016	12,042	9,694
Freescale Semiconductor, Inc. 9.25% 20183	8,750	8,684
Freescale Semiconductor, Inc. 10.125% 20183	6,925	7,098
KLA-Tencor Corp. 6.90% 2018	33,300	37,310
National Semiconductor Corp. 6.15% 2012	3,850	4,125
National Semiconductor Corp. 6.60% 2017	23,000	25,804
Advanced Micro Devices, Inc. 8.125% 20173	3,075	3,075
		180,038

Software & services — 0.22%
First Data Corp., Term Loan B2, 3.097% 20142,4,7	18,111	15,257
First Data Corp. 9.875% 2015	9,250	6,984
First Data Corp. 9.875% 2015	2,975	2,276
First Data Corp. 10.55% 20158	2,225	1,641
Oracle Corp. 3.75% 2014	16,600	17,789
International Business Machines Corp. 4.75% 2012	3,500	3,791
International Business Machines Corp. 5.70% 2017	3,750	4,365
International Business Machines Corp. 5.60% 2039	6,000	6,696
SunGard Data Systems Inc. 9.125% 2013	12,613	12,881
Serena Software, Inc. 10.375% 2016	11,262	10,783
Ceridian Corp. 11.25% 2015	3,450	3,131
		85,594

Technology hardware & equipment — 0.17%
Sanmina-SCI Corp. 3.287% 20142,3	7,871	7,320
Sanmina-SCI Corp. 8.125% 2016	11,490	11,375
Cisco Systems, Inc. 2.90% 2014	10,125	10,489
Cisco Systems, Inc. 5.50% 2016	2,000	2,307
Cisco Systems, Inc. 4.95% 2019	2,500	2,753
Cisco Systems, Inc. 4.45% 2020	2,500	2,644
Hewlett-Packard Co. 4.25% 2012	2,250	2,372
Hewlett-Packard Co. 4.75% 2014	4,000	4,436
Hewlett-Packard Co. 5.50% 2018	2,250	2,595
Electronic Data Systems Corp. 7.45% 2029	4,020	5,238
Jabil Circuit, Inc. 8.25% 2018	13,225	14,085
		65,614

MATERIALS — 0.80%
Dow Chemical Co. 7.60% 2014	21,250	24,562
Dow Chemical Co. 5.70% 2018	1,700	1,795
Dow Chemical Co. 8.55% 2019	31,570	38,708
Dow Chemical Co. 9.40% 2039	1,200	1,674
Rio Tinto Finance (USA) Ltd. 5.875% 2013	34,000	37,278
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	3,035
Rio Tinto Finance (USA) Ltd. 9.00% 2019	16,920	22,240
International Paper Co. 7.40% 2014	28,490	32,495
International Paper Co. 7.95% 2018	3,970	4,734
International Paper Co. 9.375% 2019	2,470	3,195
International Paper Co. 7.50% 2021	4,330	5,080
International Paper Co. 7.30% 2039	2,000	2,213
BHP Billiton Finance (USA) Ltd. 5.50% 2014	19,545	21,813
Reynolds Group 7.75% 20163	13,355	13,121
Reynolds Group 8.50% 20183	7,555	7,451
CEMEX Finance LLC 9.50% 20163	9,450	9,166
CEMEX Finance LLC 9.50% 2016	5,925	5,747
CEMEX SA 9.25% 20203	1,126	985
Georgia Gulf Corp. 9.00% 20173	12,975	13,234
Ball Corp. 7.125% 2016	4,990	5,246
Ball Corp. 7.375% 2019	3,480	3,637
Ball Corp. 6.75% 2020	1,390	1,411
CRH Finance BV 7.375% 20142	€4,394	6,154
CRH America, Inc. 8.125% 2018	$2,500	3,019
Plastipak Holdings, Inc. 8.50% 20153	7,165	7,222
Praxair, Inc. 4.375% 2014	1,850	2,005
Praxair, Inc. 4.625% 2015	2,500	2,744
Newpage Corp. 11.375% 2014	4,720	4,307
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,299
Nalco Co., Term Loan B, 5.75% 20162,4,7	733	732
Nalco Co. 8.25% 2017	500	520
Airgas, Inc. 7.125% 20183	3,000	3,229
Yara International ASA 7.875% 20193	2,675	3,207
Owens-Brockway Glass Container Inc. 6.75% 2014	325	332
Owens-Brockway Glass Container Inc. 7.375% 2016	2,045	2,142
Arbermarle Corp. 5.10% 2015	2,156	2,351
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,284
ICI Wilmington, Inc. 5.625% 2013	2,000	2,169
Georgia-Pacific Corp. 8.125% 2011	2,065	2,161
Rockwood Specialties Group, Inc. 7.50% 2014	1,355	1,372
Rockwood Specialties Group, Inc. 7.625% 2014	€500	611
Potash Corp. of Saskatchewan Inc. 5.875% 2036	$1,600	1,725
Smurfit Kappa Acquisition 7.75% 2019	€505	618
Smurfit Capital Funding PLC 7.50% 2025	$800	714
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,255
Teck Resources Ltd. 10.75% 2019	1,000	1,227
Rock-Tenn Co. 9.25% 2016	1,050	1,131
LBI Escrow Corp 8.00% 20173	900	929
Solutia Inc. 8.75% 2017	610	637
		315,916

Total corporate bonds & notes		10,916,909

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.41%
United Mexican States Government Global 6.375% 2013	$5,150	$5,673
United Mexican States Government, Series MI10, 9.50% 2014	MXN780,300	68,316
United Mexican States Government, Series M10, 8.00% 2015	505,000	42,083
United Mexican States Government, Series M10, 7.25% 2016	435,000	34,903
United Mexican States Government 3.50% 20171	229,523	18,789
United Mexican States Government Global 5.95% 2019	$31,170	34,755
United Mexican States Government, Series M20, 10.00% 2024	MXN449,800	43,512
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	2,888
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	13,541
United Mexican States Government 4.00% 20401	130,651	10,780
Polish Government, Series 0414, 5.75% 2014	PLN246,821	73,947
Polish Government, Series 1017, 5.25% 2017	255,245	73,423
Polish Government 6.375% 2019	$68,495	76,113
South Korean Government, Series 1303, 5.25% 2013	KRW11,320,000	9,596
South Korean Government 4.25% 2014	29,650,000	24,302
South Korean Government 4.75% 2014	48,640,000	40,732
South Korean Government 5.00% 2014	11,870,000	9,976
South Korean Government 5.75% 2014	$21,100	23,042
South Korean Government 5.25% 2015	KRW24,200,000	20,520
South Korean Government 5.50% 2017	10,100,000	8,682
South Korean Government 5.75% 2018	19,625,000	16,997
Canadian Government 2.00% 2014	$ C141,310	131,661
Irish Government 4.00% 2014	€49,740	61,013
Irish Government 4.40% 2019	12,235	13,926
Irish Government 5.00% 2020	26,435	30,686
Hungarian Government, Series 14/C, 5.50% 2014	HUF3,927,730	15,921
Hungarian Government, Series 17/B, 6.75% 2017	2,309,430	9,451
Hungarian Government, Series 19/A, 6.50% 2019	500,000	1,976
Hungarian Government 6.25% 2020	$60,190	59,451
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	7,250	7,478
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	23,912
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	45,000	48,119
Brazilian Treasury Bill 6.00% 20101	BRL 1,600	905
Brazilian Treasury Bill 6.00% 20151	7,673	4,163
Brazil (Federal Republic of) Global 12.50% 2016	23,400	14,487
Brazilian Treasury Bill 6.00% 20171	56,476	30,666
Brazil (Federal Republic of) 10.00% 2017	48,000	24,074
Brazil (Federal Republic of) Global 8.00% 20184	$572	667
Brazil (Federal Republic of) Global 12.25% 2030	425	744
Brazil (Federal Republic of) Global 7.125% 2037	750	889
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,836
Australia Government Agency-Guaranteed, National Australia Bank 0.795% 20142,3	25,000	25,047
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	53,046
Turkey (Republic of) 10.00% 20121	TRY28,032	20,589
Turkey (Republic of) 16.00% 2012	9,555	6,706
Turkey (Republic of) 16.00% 2013	21,045	15,777
Turkey (Republic of) 7.50% 2017	$5,725	6,569
Turkey (Republic of) 6.75% 2018	8,550	9,395
Turkey (Republic of) 5.625% 2021	8,000	7,960
Turkey (Republic of) 8.00% 2034	1,250	1,467
Turkey (Republic of) 6.75% 2040	9,300	9,370
German Government, Series 03, 3.75% 2013	€9,430	12,523
German Government 4.25% 2014	26,680	36,541
German Government, Series 6, 4.00% 2016	4,735	6,511
German Government, Series 06, 3.75% 2017	155	210
German Government 6.25% 2030	8,190	14,347
German Government, Series 03, 4.75% 2034	3,065	4,646
Malaysian Government, Series 0109, 2.509% 2012	MYR22,045	6,735
Malaysian Government, Series 509, 3.21% 2013	31,000	9,575
Malaysian Government, Series 204, 5.094% 2014	75,350	24,695
Malaysian Government, Series 0409, 3.741% 2015	63,870	19,921
France Government Agency-Guaranteed, Société Finance 2.25% 20123	$12,585	12,814
France Government Agency-Guaranteed, Société Finance 2.875% 20143	33,200	33,998
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,464
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	44,750	56,894
Netherlands Government Eurobond 4.00% 2018	€41,200	55,916
Colombia (Republic of) Global 8.25% 2014	$4,450	5,329
Colombia (Republic of) Global 12.00% 2015	COP26,904,000	18,250
Colombia (Republic of) Global 7.375% 2017	$10,365	12,075
Colombia (Republic of) Global 7.375% 2019	6,050	7,109
Colombia (Republic of) Global 9.85% 2027	COP4,950,000	3,368
Colombia (Republic of) Global 7.375% 2037	$7,350	8,673
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,090,000	492
Indonesia (Republic of), Series 33, 12.50% 2013	8,710,000	1,088
Indonesia (Republic of), Series 20, 14.275% 2013	2,110,000	282
Indonesia (Republic of), Series 51, 11.25% 2014	1,260,000	157
Indonesia (Republic of) 9.50% 2015	28,000,000	3,331
Indonesia (Republic of), Series 30, 10.75% 2016	136,020,000	17,084
Indonesia (Republic of) 6.875% 2018	$2,000	2,275
Indonesia (Republic of) 6.875% 20183	1,700	1,934
Indonesia (Republic of) 11.625% 2019	10,254	14,791
Indonesia (Republic of) 5.875% 20203	6,200	6,572
Indonesia (Republic of) 7.75% 2038	4,500	5,355
European Investment Bank 4.25% 2014	€35,020	47,021
Japanese Government, Series 231, 1.30% 2011	¥50	1
Japanese Government, Series 296, 1.50% 2018	2,468,700	29,499
Japanese Government 2.40% 2038	1,342,250	16,580
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	$9,000	9,286
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	36,323
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,444
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	35,311
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	43,226
French Government O.A.T. Eurobond 4.00% 2014	€30,340	40,576
French Government O.A.T. Eurobond 4.00% 2018	530	709
Israeli Government, Series 2683, 6.50% 2016	ILS47,500	13,936
Israeli Government 5.50% 2017	63,060	17,610
Israeli Government 5.125% 2019	$7,250	7,835
Russian Federation 7.50% 20304	33,865	38,395
Russian Federation 7.50% 20303,4	133	151
Croatian Government 6.75% 20193	22,450	23,542
Croatian Government 6.75% 2019	9,400	9,857
Venezuela (Republic of) 5.375% 2010	2,835	2,821
Venezuela (Republic of) 8.50% 2014	245	189
Venezuela (Republic of) 7.65% 2025	985	534
Venezuela (Republic of) 9.25% 2027	31,745	21,507
Venezuela (Republic of) 9.25% 2028	11,160	6,863
Finland (Republic of) 3.875% 2017	€23,230	31,350
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$31,200	30,913
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	29,077
Uruguay (Republic of) 5.00% 20181	UYU499,364	26,497
Uruguay (Republic of) 7.625% 20364	$1,250	1,456
Europe Government Agency-Guaranteed, Dexia Credit Local 0.544% 20122,3	25,000	24,996
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	21,750	22,595
South Africa (Republic of) 6.875% 2019	7,615	8,748
South Africa (Republic of) 5.50% 2020	12,000	12,465
Spanish Government 3.625% 2013	19,500	19,622
Peru (Republic of) 8.75% 2033	8,226	11,187
Peru (Republic of) 6.55% 20374	7,450	8,269
Italian Government 4.25% 2013	€14,100	18,112
Province of Ontario, Series 1, 1.875% 2012	$17,375	17,589
Argentina (Republic of) 0.146% 20122,4	24,755	8,550
Argentina (Republic of) 7.00% 2015	9,345	7,263
Argentina (Republic of) GDP-Linked 2035	ARS9,238	178
Argentina (Republic of) 1.18% 20381,4	9,550	447
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	16,008
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	$15,000	15,377
Iraq (Republic of) 5.80% 20284	14,200	11,644
Nordic Investment Bank, Series C, 5.00% 2017	9,000	10,234
Corporación Andina de Fomento 6.875% 2012	5,895	6,372
Corporación Andina de Fomento 5.125% 2015	2,000	2,190
Corporación Andina de Fomento 8.125% 2019	890	1,097
Dominican Republic 9.50% 20113,4	703	738
Dominican Republic 9.04% 20183,4	4,481	4,997
Dominican Republic 7.50% 20213,4	3,500	3,622
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,760
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,911
Philippines (Republic of) 6.375% 2034	8,000	8,050
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,563
Austrian Government 2.00% 20123	7,250	7,404
Asian Development Bank 2.75% 2014	6,150	6,349
Panama (Republic of) Global 7.25% 2015	2,275	2,645
Panama (Republic of) Global 7.125% 2026	300	352
Panama (Republic of) Global 8.875% 2027	250	334
Panama (Republic of) Global 9.375% 2029	340	473
Panama (Republic of) Global 6.70% 20364	2,159	2,391
Greek Government 6.10% 2015	€2,705	2,706
Greek Government 6.00% 2019	1,300	1,154
Greek Government, Series 30, 4.60% 2040	3,000	1,895
Gabonese Republic 8.20% 2017	$5,300	5,644
El Salvador (Republic of) 7.65% 20353	3,450	3,674
Guatemala (Republic of) 10.25% 20113	1,000	1,120
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.029% 20162	€1,400	651
LCR Finance PLC 5.10% 2051	£165	284
		2,528,645

ASSET-BACKED OBLIGATIONS4 — 1.97%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20123	$2,182	2,201
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	1,657	1,684
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	3,365	3,387
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	13,122	13,324
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	13,582	13,983
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	14,185	14,427
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	18,743	19,443
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	18,950	19,946
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20143	30,055	30,385
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.40% 20152,3	31,000	30,815
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20113	12,083	12,188
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,385
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	18,957
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	34,558	34,619
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	1,863	1,865
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	20,075	20,362
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	11,952	12,290
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	1,852	1,863
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,416
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,657
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	34,978	30,139
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	4,075	4,078
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	791	793
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	19,016	19,659
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,807
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.38% 20132	16,817	16,704
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.38% 20142	12,425	12,342
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20133	3,549	3,673
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	21,635	22,695
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,265	24,750
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	6,941	7,197
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	4,038	4,051
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,250	1,287
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.771% 20272	420	373
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,375	1,408
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,385
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	796	748
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,050	1,966
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	22,445	22,564
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,514
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,668
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	20,016	18,003
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20233,5	22,856	17,142
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	4,554	4,430
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	7,889	8,423
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,364
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	12,400	12,581
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20163	3,000	3,112
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.142% 20342	18,822	12,614
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.49% 20372	6,732	5,162
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.50% 20372	12,028	2,945
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.50% 20372	3,553	2,568
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,510
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,976	1,996
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,013	1,046
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,327	3,448
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.80% 20332	4,266	3,730
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.77% 20152	10,000	9,442
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20143	8,822	9,015
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,040	8,541
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	8,229	8,509
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.477% 20262	670	475
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.477% 20292	10,651	7,894
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,466
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20123	2,275	2,287
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20123	5,000	5,093
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	6,957	7,238
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20362,3	8,387	5,414
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20372	3,061	1,800
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20132,3	6,408	6,514
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20173	9,065	6,281
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,081	1,109
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,918	4,200
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.10% 20332	808	431
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	5,550	5,642
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	3,405	3,438
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,023
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20352	4,248	4,018
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.477% 20362	1,820	1,338
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	11,796	5,150
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.967% 20352	6,500	5,047
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,469	4,184
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	3,913	4,160
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	4,099	4,056
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,062	2,064
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,651	1,584
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	3,382	3,368
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	2,507	2,532
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	2,500	2,486
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,390
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.67% 20342	4,994	2,237
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,726
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.507% 20372	$1,545	1,150
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20223	818	717
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	537
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20362	1,517	266
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 4.605% 20372	2,062	268
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20352,3	422	416
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	233	239
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	148	148
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	28	28
		778,993

MUNICIPALS — 0.28%
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	26,786
Illinois General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,274
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	17,468	15,593
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	13,991
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,175
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,831
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,528
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,100
California Various Purpose General Obligation Bonds (Federally Taxable), 5.75% 2017	5,000	5,280
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	125	132
		111,690

Total bonds & notes (cost: $35,978,286,000)		37,380,865

	Principal amount	Value
Convertible securities — 0.04%	(000)	(000)

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	$11,313
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	6,217	5,937

Total convertible securities (cost: $14,382,000)		17,250

Preferred securities — 0.87%	Shares

FINANCIALS — 0.86%
BNP Paribas 7.195%2,3	38,000,000	33,440
BNP Paribas Capital Trust 9.003% noncumulative trust2,3	15,000,000	14,813
AXA SA, Series B, 6.379%2,3	39,065,000	31,008
Wachovia Capital Trust III 5.80%2	30,772,000	24,771
Wells Fargo & Co., Series K, 7.98%2	5,425,000	5,615
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	23,266,000	25,244
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	3,100,000	4,954
QBE Capital Funding II LP 6.797%2,3	36,255,000	29,691
Barclays Bank PLC 7.434%2,3	23,370,000	21,033
Barclays Bank PLC, Series RCI, 14.00%2	2,000,000	3,735
Barclays Bank PLC 6.86%2,3	4,040,000	3,292
Catlin Insurance Ltd. 7.249%2,3	32,375,000	26,143
Weingarten Realty Investors, Series D, 6.75%	495,420	10,969
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,575
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	22,596,000	16,428
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up2,3	12,320,000	14,815
HSBC Holdings PLC, Series 2, 8.00%11	56,000	1,412
XL Capital Ltd., Series E, 6.50%2	19,215,000	13,450
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	13,788,000	12,701
HVB Funding Trust III 9.00% 20313	13,696,000	12,532
JPMorgan Chase & Co., Series I, 7.90%2	10,000,000	10,341
PNC Preferred Funding Trust I 6.517%2,3	10,700,000	8,061
Lloyds Banking Group PLC 6.657% preference shares2,3,11	11,400,000	5,814
Société Générale 5.922%2,3	5,800,000	4,396
RBS Capital Trust II 6.425% noncumulative trust2,11	1,000,000	505
		340,738

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%2,3	5,000,000	3,625

Total preferred securities (cost: $346,427,000)		344,363

Common stocks — 0.02%

MATERIALS — 0.01%
Georgia Gulf Corp.11	254,000	3,388

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc.5,10,11	85,450	2,361
Adelphia Recovery Trust, Series Arahova11	1,943,006	461
Adelphia Recovery Trust, Series ACC-111	3,366,231	91
Adelphia Recovery Trust, Series ACC-6B5,11	5,056,500	25
Charter Communications, Inc., Class A11	5,059	179
American Media Operations, Inc.5,10,11	295,801	3
		3,120

CONSUMER STAPLES — 0.00%
Winn-Dixie Stores, Inc.11	21,334	206

INDUSTRIALS— 0.00%
Atrium Corp.5,10,11	985	89

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust5,11,12	331,291	13

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	5

Total common stocks (cost: $15,659,000)		6,821

Warrants — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20175,10,11	5,096	64

Total warrants (cost: $80,000)		64

	Principal amount
Short-term securities — 4.91%	(000)

Freddie Mac 0.17%–0.32% due 8/6–12/20/2010	$496,235	495,919
Fannie Mae 0.20%–0.43% due 7/19–12/3/2010	271,840	271,707
Straight-A Funding LLC 0.25%–0.43% due 7/12–8/25/20103	208,686	208,597
Federal Home Loan Bank 0.18%–0.36% due 7/14/2010–2/8/2011	193,080	193,016
Jupiter Securitization Co., LLC 0.38%–0.42% due 7/29–9/24/20103	151,642	151,533
U.S. Treasury Bills 0.111%–0.325% due 8/26–9/23/2010	115,600	115,577
United Technologies Corp. 0.19% due 7/6/20103	100,000	99,997
Abbott Laboratories 0.20% due 8/16/20103	54,000	53,986
Johnson & Johnson 0.19% due 8/5/20103	53,300	53,290
General Electric Capital Corp. 0.25% due 7/1/2010	40,000	40,000
General Electric Co. 0.08% due 7/1/2010	11,100	11,100
NetJets Inc. 0.25%–0.27% due 7/7–8/19/20103	46,300	46,276
Private Export Funding Corp. 0.33% due 8/13/20103	45,000	44,979
Hewlett-Packard Co. 0.19% due 7/21/20103	35,000	34,996
Coca-Cola Co. 0.26% due 8/2/20103	32,000	31,992
AT&T Inc. 0.19% due 7/13/20103	27,300	27,298
Variable Funding Capital Company LLC 0.28% due 7/26/20103	25,000	24,992
Procter & Gamble International Funding S.C.A. 0.18% due 7/15/20103	23,000	22,998
Federal Farm Credit Banks 0.35% due 2/10/2011	10,000	9,983

Total short-term securities (cost: $1,938,075,000)		1,938,236

Total investment securities (cost: $38,292,909,000)		39,687,599
Other assets less liabilities		(226,179)

Net assets		$39,461,420

1  Index-linked bond whose principal amount moves with a government retail price index.
2  Coupon rate may change periodically.
3  Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,911,407,000, which represented 12.45% of the net assets of the fund.
4  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $257,613,000, which represented .65% of the net assets of the fund.
6  Scheduled interest and/or principal payment was not received.
7  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $187,111,000, which represented .47% of the net assets of the fund.
8  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9  Step bond; coupon rate will increase at a later date.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$5,644	$7,364	.02%
Cooper-Standard Holdings Inc.	5/26/2010–5/27/2010	2,479	2,361	.01
Cooper-Standard Holdings Inc., warrants, expire 2017	5/27/2010	80	64	.00
Atrium Corp.	4/30/2010	89	89	.00
American Media Operations, Inc.	1/30/2009	3	3	.00

Total restricted securities		$8,295	$9,881	.03%

11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	DKr = Danish kroner	ILS = Israeli shekels	PLN = Polish zloty
A$ = Australian dollars	€ = Euros	¥ = Japanese yen	TRY = Turkish liras
BRL = Brazilian reais	£ = British pounds	KRW = South Korean won	UYU = Uruguayan pesos
C$ = Canadian dollars	HUF = Hungarian forints	MXN = Mexican pesos
COP = Colombian pesos	IDR = Indonesian rupiah	MYR = Malaysian ringgits

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0810O-S25515

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 31, 2010